GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – 10.2%
Aerospace & Defense – 0.1%
12,636	BAE Systems PLC	$ 125,144
236	Dassault Aviation SA	37,514
87	Elbit Systems Ltd.	15,274
1,045	General Dynamics Corp.	263,748
190	HEICO Corp.	30,839
171	HEICO Corp. Class A	21,679
511	Howmet Aerospace, Inc.	19,249
814	Huntington Ingalls Industries, Inc.	188,815
1,317	Kongsberg Gruppen ASA	54,620
698	L3Harris Technologies, Inc.	158,502
566	Lockheed Martin Corp.	274,617
452	Northrop Grumman Corp.	241,047
2,204	Raytheon Technologies Corp.	217,579
114	Rheinmetall AG	23,299
7,753	Singapore Technologies Engineering Ltd.	19,663
3,850	Textron, Inc.	274,813
523	Thales SA	66,905
234	The Boeing Co.*	41,858
45	TransDigm Group, Inc.	28,282

		2,103,447

Air Freight & Logistics – 0.1%
1,608	C.H. Robinson Worldwide, Inc.	161,154
10,499	Deutsche Post AG	419,416
643	DSV A/S	102,876
1,049	Expeditors International of Washington, Inc.	121,747
1,160	FedEx Corp.	211,375
1,410	United Parcel Service, Inc. Class B	267,519
1,555	Yamato Holdings Co. Ltd.	26,110

		1,310,197

Airlines* – 0.0%
7,259	Deutsche Lufthansa AG	58,522
5,077	Qantas Airways Ltd.	21,804

		80,326

Auto Components – 0.0%
255	Aptiv PLC*	27,201
3,257	BorgWarner, Inc.	138,455
1,222	Bridgestone Corp.	46,094
1,272	Cie Generale des Etablissements Michelin SCA	35,835
799	Denso Corp.	44,089
127	Lear Corp.	18,318
1,244	Magna International, Inc.	76,602
1,887	Sumitomo Electric Industries Ltd.	22,160
2,143	Valeo	40,063

		448,817

Shares	Description	Value

Common Stocks – (continued)
Automobiles – 0.1%
1,035	Bayerische Motoren Werke AG	$ 93,977
300	Ferrari NV	66,961
24,196	Ford Motor Co.	336,324
763	General Motors Co.	30,947
8,004	Honda Motor Co. Ltd.	195,070
3,020	Isuzu Motors Ltd.	39,571
7,964	Mazda Motor Corp.	63,317
2,524	Mercedes-Benz Group AG	171,489
1,983	Renault SA*	72,150
7,565	Stellantis NV	119,341
5,755	Subaru Corp.	98,571
4,941	Tesla, Inc.*	962,013
17,321	Toyota Motor Corp.	254,995
293	Volkswagen AG	56,563

		2,561,289

Banks – 0.5%
3,306	ABN AMRO Bank NV(a)	42,634
7,704	Australia & New Zealand Banking Group Ltd.	130,080
12,254	Banco Bilbao Vizcaya Argentaria SA	72,213
33,107	Banco Santander SA	98,786
5,538	Bank Hapoalim BM	53,844
14,802	Bank Leumi Le-Israel BM	135,690
19,557	Bank of America Corp.	740,232
1,831	Bank Of Montreal	178,833
2,913	Bank of Nova Scotia	151,979
44,042	Barclays PLC	86,149
10,400	BNP Paribas SA	229,892
40,706	BOC Hong Kong Holdings Ltd.	129,933
8,373	CaixaBank SA	31,129
3,082	Canadian Imperial Bank of Commerce	148,446
5,847	Citigroup, Inc.	283,053
1,977	Citizens Financial Group, Inc.	83,785
3,532	Commerzbank AG*	29,584
3,112	Commonwealth Bank of Australia	229,346
5,383	Credit Agricole SA	54,445
3,416	Danske Bank A/S	61,516
4,329	DBS Group Holdings Ltd.	112,895
2,734	DNB Bank ASA	53,384
1,994	Erste Group Bank AG	62,435
2,099	Fifth Third Bancorp	76,320
1,688	FinecoBank Banca Fineco SpA	27,416
264	First Republic Bank	33,689
1,949	Hang Seng Bank Ltd.	30,061
30,810	HSBC Holdings PLC	188,765
2,283	Huntington Bancshares, Inc.	35,341
21,803	Intesa Sanpaolo SpA	48,408

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
10,673	Israel Discount Bank Ltd. Class A	$ 63,915
6,666	Japan Post Bank Co. Ltd.	50,955
9,358	JPMorgan Chase & Co.	1,293,088
381	KBC Group NV	21,105
2,689	KeyCorp.	50,580
188,358	Lloyds Banking Group PLC	107,479
439	M&T Bank Corp.	74,639
3,912	Mediobanca Banca di Credito Finanziario SpA	37,805
28,900	Mitsubishi UFJ Financial Group, Inc.	157,607
2,319	Mizrahi Tefahot Bank Ltd.	86,163
5,851	Mizuho Financial Group, Inc.	73,025
6,802	National Australia Bank Ltd.	146,406
2,335	National Bank of Canada	166,522
7,425	NatWest Group PLC	23,614
10,017	Nordea Bank Abp	105,269
26,306	Oversea-Chinese Banking Corp. Ltd.	242,454
3,381	Regions Financial Corp.	78,473
13,591	Resona Holdings, Inc.	65,409
4,048	Royal Bank of Canada	402,588
2,611	Shizuoka Financial Group, Inc.	19,131
282	Signature Bank	39,339
5,390	Skandinaviska Enskilda Banken AB Class A	62,151
2,298	Societe Generale SA	57,838
6,915	Standard Chartered PLC	51,510
6,587	Sumitomo Mitsui Financial Group, Inc.	223,568
1,849	Sumitomo Mitsui Trust Holdings, Inc.	59,299
36	SVB Financial Group*	8,344
6,339	Svenska Handelsbanken AB Class A	64,391
3,705	Swedbank AB Class A	60,293
751	The PNC Financial Services Group, Inc.	126,363
5,114	The Toronto-Dominion Bank	340,376
2,171	Truist Financial Corp.	101,624
2,824	U.S. Bancorp	128,181
5,366	United Overseas Bank Ltd.	123,726
10,007	Wells Fargo & Co.	479,836
8,485	Westpac Banking Corp.	137,796

		8,971,145

Beverages – 0.2%
2,009	Anheuser-Busch InBev SA	118,482
2,186	Asahi Group Holdings Ltd.	70,109
1,163	Brown-Forman Corp. Class B	84,922
433	Carlsberg AS Class B	54,738
2,126	Coca-Cola Europacific Partners PLC	112,869

Shares	Description	Value

Common Stocks – (continued)
Beverages – (continued)
1,097	Coca-Cola HBC AG*	$ 26,834
417	Constellation Brands, Inc. Class A	107,315
2,020	Davide Campari-Milano NV	21,289
4,559	Diageo PLC	210,544
1,900	Heineken Holding NV	143,845
440	Heineken NV	40,750
3,245	Ito En Ltd.	125,590
2,945	Keurig Dr Pepper, Inc.	113,883
2,865	Kirin Holdings Co. Ltd.	45,226
6,953	Molson Coors Beverage Co. Class B	383,180
2,387	Monster Beverage Corp.*	245,527
4,518	PepsiCo, Inc.	838,134
426	Pernod Ricard SA	84,512
254	Remy Cointreau SA	43,960
1,619	Suntory Beverage & Food Ltd.	55,172
6,581	The Coca-Cola Co.	418,618

		3,345,499

Biotechnology – 0.2%
5,675	AbbVie, Inc.	914,697
833	Amgen, Inc.	238,571
96	Argenx SE*	38,855
1,261	Biogen, Inc.*	384,819
406	BioMarin Pharmaceutical, Inc.*	40,998
440	CSL Ltd.	90,402
44	Genmab A/S*	20,389
4,868	Gilead Sciences, Inc.	427,556
693	Horizon Therapeutics PLC*	69,501
3,263	Incyte Corp.*	259,963
1,611	Moderna, Inc.*	283,391
379	Regeneron Pharmaceuticals, Inc.*	284,894
830	Seagen, Inc.*	100,754
2,602	Swedish Orphan Biovitrum AB*	56,292
1,224	Vertex Pharmaceuticals, Inc.*	387,274

		3,598,356

Building Products – 0.1%
1,336	A.O. Smith Corp.	81,149
978	AGC, Inc.	33,028
464	Allegion PLC	52,734
1,075	Assa Abloy AB Class B	24,649
151	Carlisle Cos., Inc.	39,730
1,565	Carrier Global Corp.	69,361
3,299	Cie de Saint-Gobain	152,122
1,121	Fortune Brands Home & Security, Inc.	73,246
161	Geberit AG	77,176
978	Johnson Controls International PLC	64,978

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
365	Kingspan Group PLC	$ 20,719
709	Lennox International, Inc.	184,645
1,685	Lixil Corp.	26,163
5,174	Masco Corp.	262,736
2,684	Owens Corning	238,446
100	ROCKWOOL A/S Class B	21,959
396	Trane Technologies PLC	70,654
23,243	Xinyi Glass Holdings Ltd.	45,011

		1,538,506

Capital Markets – 0.3%
2,433	3i Group PLC	39,975
44,699	Abrdn PLC	105,937
730	Ameriprise Financial, Inc.	242,323
938	ASX Ltd.	45,215
201	BlackRock, Inc.	143,916
1,888	Brookfield Asset Management, Inc. Class A	89,014
462	Cboe Global Markets, Inc.	58,600
526	CME Group, Inc.	92,839
7,380	Daiwa Securities Group, Inc.	32,745
10,754	Deutsche Bank AG	114,297
505	Deutsche Boerse AG	92,806
2,099	EQT AB	48,178
320	Euronext NV(a)	24,480
744	FactSet Research Systems, Inc.	343,200
1,972	Franklin Resources, Inc.	52,869
11,418	Hargreaves Lansdown PLC	117,645
2,880	Hong Kong Exchanges & Clearing Ltd.	114,502
1,471	IGM Financial, Inc.	42,682
743	Intercontinental Exchange, Inc.	80,474
9,387	Invesco Ltd.	179,386
1,838	KKR & Co., Inc.	95,429
447	London Stock Exchange Group PLC	44,761
99	LPL Financial Holdings, Inc.	23,434
888	Macquarie Group Ltd.	109,208
55	MarketAxess Holdings, Inc.	14,736
1,423	Moody’s Corp.	424,438
4,469	Morgan Stanley	415,930
71	MSCI, Inc.	36,056
1,831	Nasdaq, Inc.	125,350
4,853	Nomura Holdings, Inc.	17,711
594	Northern Trust Corp.	55,307
367	Onex Corp.	19,341
160	Partners Group Holding AG	159,419
842	Raymond James Financial, Inc.	98,430
403	S&P Global, Inc.	142,178
1,726	SBI Holdings, Inc.	33,112
3,794	Schroders PLC	20,479
1,766	SEI Investments Co.	109,986

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
27,688	Singapore Exchange Ltd.	$ 185,327
1,810	St. James’s Place PLC	25,440
1,704	State Street Corp.	135,758
1,300	T. Rowe Price Group, Inc.	162,383
2,889	The Bank of New York Mellon Corp.	132,605
3,114	The Blackstone Group, Inc.	285,024
4,392	The Carlyle Group, Inc.	136,899
2,522	The Charles Schwab Corp.	208,166
395	TMX Group Ltd.	41,416
668	Tradeweb Markets, Inc. Class A	41,055
9,955	UBS Group AG	183,696

		5,544,157

Chemicals – 0.2%
750	Air Liquide SA	109,193
281	Air Products & Chemicals, Inc.	87,155
404	Akzo Nobel NV	29,068
79	Albemarle Corp.	21,961
385	Arkema SA	34,231
770	BASF SE	39,205
750	Celanese Corp.	80,475
578	CF Industries Holdings, Inc.	62,534
330	CHR Hansen Holding A/S	20,367
2,186	Corteva, Inc.	146,812
339	Croda International PLC	28,034
2,388	Dow, Inc.	121,716
1,181	DuPont de Nemours, Inc.	83,272
859	Eastman Chemical Co.	74,407
307	Ecolab, Inc.	45,998
52	EMS-Chemie Holding AG	36,231
838	Evonik Industries AG	16,519
268	FMC Corp.	35,011
15	Givaudan SA	50,710
3,909	ICL Group Ltd.	32,795
274	International Flavors & Fragrances, Inc.	28,995
1,991	Johnson Matthey PLC	50,542
1,243	JSR Corp.	26,381
271	Koninklijke DSM NV	35,150
758	Linde PLC	255,052
698	LyondellBasell Industries NV Class A	59,337
8,381	Mitsubishi Chemical Holdings Corp.	44,751
2,221	Nippon Sanso Holdings Corp.	37,121
264	Nitto Denko Corp.	16,680
898	Novozymes A/S Class B	52,217
1,506	Nutrien Ltd.	121,037
1,504	OCI NV	63,670
309	PPG Industries, Inc.	41,783
831	RPM International, Inc.	86,108
271	Shin-Etsu Chemical Co. Ltd.	35,069

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
123	Sika AG	$ 31,434
926	Solvay SA	91,854
26,278	Sumitomo Chemical Co. Ltd.	95,805
435	Symrise AG	49,890
3,590	The Mosaic Co.	184,167
921	The Sherwin-Williams Co.	229,495
5,643	Tosoh Corp.	67,000
680	Umicore SA	24,541
439	Westlake Chemical Corp.	47,258
693	Yara International ASA	32,004

		2,963,035

Commerical Services & Supplies – 0.1%
3,315	Brambles Ltd.	27,421
573	Cintas Corp.	264,600
612	Copart, Inc.*	40,735
1,156	Dai Nippon Printing Co. Ltd.	23,943
7,952	Rentokil Initial PLC	52,386
1,120	Republic Services, Inc.	156,005
8,494	Rollins, Inc.	343,497
649	Secom Co. Ltd.	40,124
8,056	Securitas AB Class B	66,082
1,511	Toppan, Inc.	23,536
1,057	Waste Connections, Inc.	152,736
1,164	Waste Management, Inc.	195,226

		1,386,291

Communications Equipment – 0.1%
952	Arista Networks, Inc.*	132,614
11,477	Cisco Systems, Inc.	570,636
707	F5, Inc.*	109,309
3,543	Juniper Networks, Inc.	117,769
645	Motorola Solutions, Inc.	175,569
14,930	Nokia Oyj	73,559
6,541	Telefonaktiebolaget LM Ericsson Class B	41,285

		1,220,741

Construction & Engineering – 0.1%
3,201	ACS Actividades de Construccion y Servicios SA	90,852
878	Bouygues SA	27,153
1,712	Eiffage SA	168,570
1,864	Ferrovial SA	50,127
2,133	Kajima Corp.	24,136
4,949	Obayashi Corp.	36,999
130	Quanta Services, Inc.	19,484
3,125	Shimizu Corp.	16,849
1,301	Skanska AB Class B	21,180
2,676	Taisei Corp.	81,348
1,724	Vinci SA	174,065
3,004	WSP Global, Inc.	360,328

		1,071,091

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 0.0%
1,432	CRH PLC	$ 57,569
1,364	HeidelbergCement AG	74,786
3,249	Holcim Ltd.*	169,727
2,086	James Hardie Industries PLC	41,876
139	Martin Marietta Materials, Inc.	50,941
244	Vulcan Materials Co.	44,733

		439,632

Consumer Finance – 0.1%
4,672	Ally Financial, Inc.	126,191
1,675	American Express Co.	263,963
2,011	Capital One Financial Corp.	207,616
1,855	Discover Financial Services	201,008
1	Isracard Ltd.	3
5,706	Synchrony Financial	214,431

		1,013,212

Containers & Packaging – 0.0%
3,871	Amcor PLC	47,807
199	Avery Dennison Corp.	38,473
268	Ball Corp.	15,029
591	CCL Industries, Inc. Class B	28,092
567	Crown Holdings, Inc.	46,613
2,711	International Paper Co.	100,632
296	Packaging Corp. of America	40,224
672	Sealed Air Corp.	35,771
923	Smurfit Kappa Group PLC	33,531
3,985	Westrock Co.	151,111

		537,283

Distributors – 0.1%
331	D’ieteren Group	63,040
2,228	Genuine Parts Co.	408,459
6,659	LKQ Corp.	361,783
683	Pool Corp.	224,987

		1,058,269

Diversified Consumer Services – 0.0%
1,216	IDP Education Ltd.	25,036

Diversified Financial Services – 0.1%
455	Apollo Global Management, Inc.	31,572
2,591	Berkshire Hathaway, Inc. Class B*	825,492
3,720	Equitable Holdings, Inc.	118,073
1,445	Eurazeo SE	91,202
730	EXOR NV*	57,305
342	Groupe Bruxelles Lambert SA	27,604
1,495	Industrivarden AB Class A	38,583
1,446	Industrivarden AB Class C	37,042
2,027	Investor AB Class A	39,029
3,878	Investor AB Class B	72,173
696	L E Lundbergforetagen AB Class B	30,408

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – (continued)
7,443	Mitsubishi HC Capital, Inc.	$ 35,511
4,094	ORIX Corp.	66,332
352	Sofina SA	76,621
719	Wendel SE	66,949

		1,613,896

Diversified Telecommunication Services – 0.1%
19,367	AT&T, Inc.	373,396
1,043	BCE, Inc.	49,671
15,514	Bezeq The Israeli Telecommunication Corp. Ltd.	28,855
7,991	BT Group PLC	11,759
427	Cellnex Telecom SA(a)	14,684
11,214	Deutsche Telekom AG*	228,123
1,376	Elisa Oyj	71,576
37,703	HKT Trust & HKT Ltd.	45,972
3,075	Infrastrutture Wireless Italiane SpA(a)	30,669
24,369	Koninklijke KPN NV	74,966
8,485	Liberty Global PLC Class C*	175,470
8,376	Liberty Global PLC Class A*	168,190
17,204	Lumen Technologies, Inc.	94,106
10,490	Nippon Telegraph & Telephone Corp.	290,877
5,570	Orange SA	56,598
1,116	Proximus SADP	11,674
31,550	Singapore Telecommunications Ltd.	63,408
14,275	Spark New Zealand Ltd.	46,538
153	Swisscom AG	82,507
204,710	Telecom Italia SpA*	44,662
12,734	Telefonica Deutschland Holding AG	30,457
23,685	Telefonica SA	88,408
3,393	Telenor ASA	32,920
19,695	Telia Co. AB	53,821
25,333	Telstra Corp. Ltd.	68,734
3,004	TELUS Corp.	63,959
3,547	United Internet AG	75,408
8,704	Verizon Communications, Inc.	339,282

		2,716,690

Electric Utilities – 0.1%
186	Acciona SA	36,383
986	Alliant Energy Corp.	55,512
1,017	American Electric Power Co., Inc.	98,446
4,683	Chubu Electric Power Co., Inc.	43,904
3,877	CK Infrastructure Holdings Ltd.	19,593
3,420	CLP Holdings Ltd.	24,817
822	Constellation Energy Corp.	79,011
1,760	Duke Energy Corp.	175,877
1,053	Edison International	70,193

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
444	Elia Group SA	$ 63,265
1,295	Emera, Inc.	50,417
1,399	Endesa SA	25,888
5,906	Enel SpA	31,862
523	Entergy Corp.	60,809
1,289	Evergy, Inc.	76,322
578	Eversource Energy	47,893
3,192	Exelon Corp.	132,053
2,378	FirstEnergy Corp.	98,069
1,339	Fortis, Inc.	53,892
32,706	HK Electric Investments & HK Electric Investments Ltd.	24,174
2,391	Hydro One Ltd.(a)	66,869
8,869	Iberdrola SA	100,197
2,482	NextEra Energy, Inc.	210,225
10,616	NRG Energy, Inc.	450,649
6,876	Origin Energy Ltd.	36,983
1,501	PG&E Corp.*	23,566
9,797	Power Assets Holdings Ltd.	50,539
1,945	PPL Corp.	57,416
3,207	Red Electrica Corp. SA	56,150
3,917	SSE PLC	81,241
6,654	Terna - Rete Elettrica Nazionale	50,969
5,127	The Kansai Electric Power Co., Inc.	43,518
2,090	The Southern Co.	141,368
4,669	Tokyo Electric Power Co. Holdings, Inc.*	17,033
619	Verbund AG	56,034
945	Xcel Energy, Inc.	66,358

		2,777,495

Electrical Equipment – 0.0%
1,873	ABB Ltd.	58,865
580	AMETEK, Inc.	82,604
824	Eaton Corp. PLC	134,683
899	Emerson Electric Co.	86,097
614	Legrand SA	50,029
2,971	Mitsubishi Electric Corp.	29,775
246	Nidec Corp.	15,491
806	Prysmian SpA	28,404
136	Rockwell Automation, Inc.	35,934
587	Schneider Electric SE	86,685
2,661	Sensata Technologies Holding PLC	120,011
2,165	Siemens Energy AG*	36,363

		764,941

Electronic Equipment, Instruments & Components – 0.1%
1,540	Amphenol Corp. Class A	123,862
1,425	Arrow Electronics, Inc.*	154,955
496	Azbil Corp.	15,264
537	CDW Corp.	101,300
601	Cognex Corp.	29,918

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,163	Corning, Inc.	$ 73,823
1,216	Halma PLC	32,256
1,560	Hexagon AB Class B	17,839
200	Hirose Electric Co. Ltd.	26,768
1,577	Ibiden Co. Ltd.	64,715
63	Keyence Corp.	26,657
1,440	Keysight Technologies, Inc.*	260,482
801	Kyocera Corp.	40,917
738	Murata Manufacturing Co. Ltd.	40,482
626	Omron Corp.	32,559
579	TE Connectivity Ltd.	73,023
144	Teledyne Technologies, Inc.*	60,494
665	Trimble, Inc.*	39,734
1,037	Yokogawa Electric Corp.	19,557
391	Zebra Technologies Corp. Class A*	105,679

		1,340,284

Energy Equipment & Services – 0.0%
3,643	Baker Hughes Co.	105,720
2,273	Halliburton Co.	86,124
2,574	Schlumberger Ltd.	132,690
4,196	Tenaris SA	72,839

		397,373

Entertainment – 0.1%
608	Activision Blizzard, Inc.	44,962
32,886	Bollore SA	185,011
3,070	Capcom Co. Ltd.	93,548
630	Electronic Arts, Inc.	82,391
479	Konami Group Corp.	22,556
1,313	Liberty Media Corp.-Liberty Formula One Class C*	80,014
295	Live Nation Entertainment, Inc.*	21,464
322	Netflix, Inc.*	98,381
1,576	Nexon Co. Ltd.	33,399
1,500	Nintendo Co. Ltd.	64,316
1,496	Square Enix Holdings Co. Ltd.	67,551
253	Take-Two Interactive Software, Inc.*	26,739
1,380	The Walt Disney Co.*	135,061
397	Toho Co. Ltd.	15,385
1,312	Ubisoft Entertainment SA*	36,497
1,211	Universal Music Group NV	28,798
9,887	Warner Bros Discovery, Inc.*	112,712

		1,148,785

Equity Real Estate Investment Trusts (REITs) – 0.2%
325	Alexandria Real Estate Equities, Inc.	50,573
978	American Homes 4 Rent Class A	32,343
586	American Tower Corp.	129,653

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
321	AvalonBay Communities, Inc.	$ 56,143
629	Boston Properties, Inc.	45,338
961	Camden Property Trust	115,637
814	Canadian Apartment Properties REIT	26,445
23,645	CapitaLand Integrated Commercial Trust	36,268
645	Crown Castle, Inc.	91,222
15	Daiwa House REIT Investment Corp.	33,508
6,711	Dexus	36,844
415	Digital Realty Trust, Inc.	46,671
73	Equinix, Inc.	50,417
705	Equity LifeStyle Properties, Inc.	46,826
1,001	Equity Residential	64,925
227	Essex Property Trust, Inc.	50,026
669	Extra Space Storage, Inc.	107,502
820	Gaming & Leisure Properties, Inc.	43,140
192	Gecina SA	18,783
21	GLP J-REIT	23,598
1,410	Goodman Group	18,654
1,441	Healthcare Realty Trust, Inc.	29,584
1,184	Healthpeak Properties, Inc.	31,092
4,826	Host Hotels & Resorts, Inc.	91,404
2,688	Invitation Homes, Inc.	87,709
2,073	Iron Mountain, Inc.	112,626
24	Japan Metropolitan Fund Investment Corp.	19,252
6	Japan Real Estate Investment Corp.	26,584
820	Kimco Realty Corp.	18,794
2,258	Klepierre SA*	52,323
4,158	Land Securities Group PLC	31,024
3,020	Link REIT	20,400
1,154	Medical Properties Trust, Inc.	15,141
506	Mid-America Apartment Communities, Inc.	83,429
6	Nippon Building Fund, Inc.	27,987
13	Nippon Prologis REIT, Inc.	31,975
35	Nomura Real Estate Master Fund, Inc.	43,887
2,692	Prologis, Inc.	317,091
557	Public Storage	165,964
1,237	Realty Income Corp.	78,018
1,116	Regency Centers Corp.	74,136
222	SBA Communications Corp.	66,445
16,689	Scentre Group	34,040
2,959	Segro PLC	28,635
362	Simon Property Group, Inc.	43,237
5,994	Stockland	15,650
764	Sun Communities, Inc.	112,232
2,846	The British Land Co. PLC	13,648
9,861	The GPT Group	30,401

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,168	UDR, Inc.	$ 48,437
835	Unibail-Rodamco-Westfield*	45,007
852	Ventas, Inc.	39,644
2,055	VICI Properties, Inc.	70,281
24,768	Vicinity Ltd.	34,484
3,006	Vornado Realty Trust	76,022
563	Warehouses De Pauw CVA	15,043
815	Welltower, Inc.	57,889
6,329	Weyerhaeuser Co.	207,022
594	WP Carey, Inc.	46,807

		3,467,860

Food & Staples Retailing – 0.3%
1,451	Aeon Co. Ltd.	29,945
3,664	Alimentation Couche-Tard, Inc.	166,918
9,282	Carrefour SA	158,894
17,628	Coles Group Ltd.	203,595
1,393	Costco Wholesale Corp.	751,175
11,664	Empire Co. Ltd. Class A	317,624
9,350	Endeavour Group Ltd.	44,400
1,837	George Weston Ltd.	230,043
3,143	HelloFresh SE*	77,836
75,786	J Sainsbury PLC	204,415
12,449	Jeronimo Martins SGPS SA	277,756
2,127	Kesko Oyj Class B	45,721
14,743	Koninklijke Ahold Delhaize NV	429,642
3,797	Loblaw Cos. Ltd.	342,680
1,273	Metro, Inc.	73,211
3,685	Seven & i Holdings Co. Ltd.	149,939
3,184	Sysco Corp.	275,448
50,357	Tesco PLC	138,746
13,204	The Kroger Co.	649,505
4,897	Walgreens Boots Alliance, Inc.	203,226
6,062	Walmart, Inc.	923,970
6,870	Welcia Holdings Co. Ltd.	151,534
10,486	Woolworths Group Ltd.	246,661

		6,092,884

Food Products – 0.2%
3,853	Ajinomoto Co., Inc.	121,997
3,717	Archer-Daniels-Midland Co.	362,408
4,097	Associated British Foods PLC	78,575
16	Barry Callebaut AG*	32,678
1,164	Bunge Ltd.	122,034
1,425	Campbell Soup Co.	76,480
6	Chocoladefabriken Lindt & Spruengli AG	155,586
2,452	Conagra Brands, Inc.	93,127
1,828	Danone SA	96,075
3,865	General Mills, Inc.	329,685
1,685	Hormel Foods Corp.	79,195
3,735	JDE Peet’s NV	115,700

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
1,263	Kellogg Co.	$ 92,136
253	Kerry Group PLC Class A	24,050
531	Kikkoman Corp.	30,075
957	McCormick & Co., Inc.	81,517
646	MEIJI Holdings Co. Ltd.	31,008
2,812	Mondelez International, Inc. Class A	190,119
2,164	Mowi ASA	33,912
6,190	Nestle SA	736,756
3,633	Nisshin Seifun Group, Inc.	42,826
538	Nissin Foods Holdings Co. Ltd.	40,998
3,767	Orkla ASA	26,860
523	Salmar ASA	18,435
1,103	Saputo, Inc.	27,387
1,246	The Hershey Co.	293,022
1,415	The J.M. Smucker Co.	217,924
6,058	The Kraft Heinz Co.	238,382
4,132	Tyson Foods, Inc. Class A	273,869
199,213	WH Group Ltd.(a)	116,722
986	Yakult Honsha Co. Ltd.	62,927

		4,242,465

Gas Utilities – 0.0%
2,615	AltaGas Ltd.	43,877
8,739	APA Group	66,675
516	Atmos Energy Corp.	62,023
1,419	Enagas SA	25,631
22,723	Hong Kong & China Gas Co. Ltd.	19,387
2,240	Naturgy Energy Group SA	62,980
2,851	Osaka Gas Co. Ltd.	44,066
8,515	Snam SpA	43,467
2,732	Tokyo Gas Co. Ltd.	50,255
8,248	UGI Corp.	318,785

		737,146

Health Care Equipment & Supplies – 0.2%
3,607	Abbott Laboratories	388,041
580	ABIOMED, Inc.*	219,118
456	Alcon, Inc.	31,446
377	Align Technology, Inc.*	74,141
1,170	Asahi Intecc Co. Ltd.	20,944
1,106	Baxter International, Inc.	62,522
445	Becton Dickinson & Co.	110,956
1,057	BioMerieux	106,653
2,004	Boston Scientific Corp.*	90,721
311	Carl Zeiss Meditec AG	42,400
1,054	Cochlear Ltd.	155,021
904	Coloplast A/S Class B	106,868
884	DENTSPLY SIRONA, Inc.	26,750
824	Dexcom, Inc.*	95,815
3,151	Edwards Lifesciences Corp.*	243,415
626	EssilorLuxottica SA	116,897

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
6,593	Fisher & Paykel Healthcare Corp. Ltd.	$ 98,741
1,145	Getinge AB Class B	26,761
1,754	Hologic, Inc.*	133,585
2,216	Hoya Corp.	229,312
861	IDEXX Laboratories, Inc.*	366,674
412	Intuitive Surgical, Inc.*	111,401
6,851	Koninklijke Philips NV	102,659
445	Masimo Corp.*	64,498
1,250	Medtronic PLC	98,800
573	Novocure Ltd.*	44,029
6,374	Olympus Corp.	131,679
963	ResMed, Inc.	221,683
461	Siemens Healthineers AG(a)	24,571
2,611	Smith & Nephew PLC	34,416
221	Sonova Holding AG	57,385
351	STERIS PLC	65,195
1,190	Straumann Holding AG	138,886
394	Stryker Corp.	92,153
669	Sysmex Corp.	41,101
107	Teleflex, Inc.	25,051
705	Terumo Corp.	20,952
180	The Cooper Cos., Inc.	56,943
332	Zimmer Biomet Holdings, Inc.	39,873

		4,118,056

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	286,418
1,671	Cardinal Health, Inc.	133,964
4,218	Centene Corp.*	367,177
1,735	Cigna Corp.	570,624
6,251	CVS Health Corp.	636,852
1,599	DaVita, Inc.*	117,894
889	Elevance Health, Inc.	473,766
3,434	Fresenius Medical Care AG & Co. KGaA	107,404
5,486	Fresenius SE & Co. KGaA	152,855
746	HCA Healthcare, Inc.	179,204
3,162	Henry Schein, Inc.*	255,869
432	Humana, Inc.	237,557
1,293	Laboratory Corp. of America Holdings	311,225
1,256	McKesson Corp.	479,390
489	Molina Healthcare, Inc.*	164,681
1,559	Quest Diagnostics, Inc.	236,703
191	Ramsay Health Care Ltd.	8,596
3,450	Sonic Healthcare Ltd.	76,207
2,930	UnitedHealth Group, Inc.	1,604,937
355	Universal Health Services, Inc. Class B	46,452

		6,447,775

Health Care Technology – 0.0%
524	M3, Inc.	16,434

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – (continued)
313	Veeva Systems, Inc. Class A*	$ 59,583

		76,017

Hotels, Restaurants & Leisure – 0.1%
915	Aramark	38,064
1,836	Aristocrat Leisure Ltd.	44,120
84	Booking Holdings, Inc.*	174,674
224	Caesars Entertainment, Inc.*	11,381
29	Chipotle Mexican Grill, Inc.*	47,182
8,731	Compass Group PLC	199,049
515	Darden Restaurants, Inc.	75,700
854	Domino’s Pizza, Inc.	331,975
935	Entain PLC	16,007
2,005	Expedia Group, Inc.*	214,214
392	Hilton Worldwide Holdings, Inc.	55,907
637	InterContinental Hotels Group PLC	37,075
6,142	La Francaise des Jeux SAEM(a)	246,271
365	Marriott International, Inc. Class A	60,353
1,314	McDonald’s Corp.	358,446
1,329	McDonald’s Holdings Co. Japan Ltd.	49,223
2,098	MGM Resorts International	77,332
445	Oriental Land Co. Ltd.	64,325
1,318	Starbucks Corp.	134,700
28,591	The Lottery Corp. Ltd.*	90,339
119	Vail Resorts, Inc.	30,647
2,750	Yum! Brands, Inc.	353,815

		2,710,799

Household Durables – 0.1%
2,034	Barratt Developments PLC	9,836
356	Berkeley Group Holdings PLC	16,509
346	D.R. Horton, Inc.	29,756
833	Electrolux AB Class B	11,913
553	Garmin Ltd.	51,424
2,088	Lennar Corp. Class A	183,389
1,402	Mohawk Industries, Inc.*	142,065
735	Newell Brands, Inc.	9,533
25	NVR, Inc.*	115,975
2,743	Panasonic Corp.	25,613
937	Persimmon PLC	14,513
2,135	PulteGroup, Inc.	95,605
1,278	SEB SA	100,919
3,473	Sekisui Chemical Co. Ltd.	49,120
3,242	Sekisui House Ltd.	60,702
3,206	Sharp Corp.	22,831
2,234	Sony Group Corp.	185,065
14,371	Taylor Wimpey PLC	18,114

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
688	Whirlpool Corp.	$ 100,813

		1,243,695

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	103,648
5,593	Colgate-Palmolive Co.	433,346
1,335	Essity AB Class B	32,690
565	Henkel AG & Co. KGaA	37,589
1,445	Kimberly-Clark Corp.	195,985
1,342	Reckitt Benckiser Group PLC	96,307
1,099	The Clorox Co.	163,366
5,715	The Procter & Gamble Co.	852,449
1,362	Unicharm Corp.	50,659

		1,966,039

Independent Power and Renewable Electricity Producers – 0.0%
717	Northland Power, Inc.	20,308
4,627	RWE AG	203,685
954	The AES Corp.	27,590
3,583	Uniper SE	16,461
4,953	Vistra Corp.	120,506

		388,550

Industrial Conglomerates – 0.1%
1,089	3M Co.	137,181
26,389	CK Hutchison Holdings Ltd.	153,405
1,153	DCC PLC	61,400
2,480	General Electric Co.	213,206
3,116	Hitachi Ltd.	166,642
590	Honeywell International, Inc.	129,534
3,006	Jardine Matheson Holdings Ltd.	145,698
6,791	Keppel Corp. Ltd.	37,904
25,432	Melrose Industries PLC	41,143
924	Siemens AG*	128,145
1,923	Smiths Group PLC	37,011

		1,251,269

Insurance – 0.4%
6,908	Admiral Group PLC	168,887
6,927	Aegon NV	33,959
2,561	Aflac, Inc.	184,213
1,622	Ageas SA	65,678
6,239	AIA Group Ltd.	63,355
1,201	Allianz SE	256,367
447	American Financial Group, Inc.	63,572
3,361	American International Group, Inc.	212,113
1,395	Aon PLC Class A	430,051
3,046	Arch Capital Group Ltd.*	182,486
1,091	Arthur J. Gallagher & Co.	217,229
9,384	Assicurazioni Generali SpA	166,467
525	Assurant, Inc.	67,316
18,616	Aviva PLC	100,513

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
6,037	AXA SA	$ 170,657
657	Baloise Holding AG	99,366
1,605	Brown & Brown, Inc.	95,642
1,136	Chubb Ltd.	249,454
429	Cincinnati Financial Corp.	47,602
2,532	Dai-ichi Life Holdings, Inc.	46,964
260	Erie Indemnity Co. Class A	73,421
412	Everest Re Group Ltd.	139,231
311	Fairfax Financial Holdings Ltd.	178,436
3,807	Fidelity National Financial, Inc.	153,651
4,181	Gjensidige Forsikring ASA	80,709
520	Globe Life, Inc.	62,379
4,402	Great-West Lifeco, Inc.	104,982
548	Hannover Rueck SE	104,027
3,425	iA Financial Corp., Inc.	193,230
7,993	Insurance Australia Group Ltd.	26,040
739	Intact Financial Corp.	110,568
11,326	Japan Post Holdings Co. Ltd.	88,775
3,696	Japan Post Insurance Co. Ltd.	61,467
34,153	Legal & General Group PLC	104,768
3,092	Lincoln National Corp.	120,403
2,278	Loews Corp.	132,466
7,202	Manulife Financial Corp.	129,729
64	Markel Corp.*	84,790
1,749	Marsh & McLennan Cos., Inc.	302,892
17,262	Medibank Pvt. Ltd.	34,441
3,382	MetLife, Inc.	259,399
1,693	MS&AD Insurance Group Holdings, Inc.	50,250
371	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	117,183
2,761	NN Group NV	117,995
5,366	Phoenix Group Holdings PLC	38,454
8,327	Poste Italiane SpA(a)	81,951
8,464	Power Corp. of Canada	212,929
2,024	Principal Financial Group, Inc.	181,512
1,211	Prudential Financial, Inc.	130,824
2,604	QBE Insurance Group Ltd.	22,874
1,254	Sampo Oyj Class A	63,507
1,102	Sompo Holdings, Inc.	48,608
2,152	Sun Life Financial, Inc.	101,973
11,150	Suncorp Group Ltd.	90,738
237	Swiss Life Holding AG	126,696
554	Swiss Re AG	49,653
676	The Allstate Corp.	90,516
2,198	The Hartford Financial Services Group, Inc.	167,861
1,774	The Progressive Corp.	234,434
878	The Travelers Cos., Inc.	166,653
4,749	Tokio Marine Holdings, Inc.	97,966

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,794	Tryg A/S	$ 41,739
876	W.R. Berkley Corp.	66,821
288	Willis Towers Watson PLC	70,894
358	Zurich Insurance Group AG	171,996

		8,011,722

Interactive Media & Services – 0.3%
17,540	Alphabet, Inc. Class C*	1,779,433
17,480	Alphabet, Inc. Class A*	1,765,305
35,790	Auto Trader Group PLC(a)	247,069
163	IAC, Inc.*	8,458
3,086	Kakaku.com, Inc.	55,468
706	Match Group, Inc.*	35,695
7,425	Meta Platforms, Inc. Class A*	876,893
4,556	Pinterest, Inc. Class A*	115,814
1,110	REA Group Ltd.	94,575
184	Scout24 SE(a)	10,099

		4,988,809

Internet & Direct Marketing Retail – 0.2%
26,260	Amazon.com, Inc.*	2,535,140
1,289	Chewy, Inc. Class A*	55,595
4,036	eBay, Inc.	183,396
1,240	Etsy, Inc.*	163,792
36	MercadoLibre, Inc.*	33,515
2,629	Wayfair, Inc. Class A*	96,327
3,397	Zalando SE*	106,845
8,637	ZOZO, Inc.	218,055

		3,392,665

IT Services – 0.4%
2,441	Accenture PLC Class A	734,570
1,580	Akamai Technologies, Inc.*	149,879
1,106	Automatic Data Processing, Inc.	292,139
507	Bechtle AG	18,489
222	Block, Inc.*	15,045
619	Broadridge Financial Solutions, Inc.	92,299
1,025	Capgemini SE	185,317
1,896	CGI, Inc.*	165,533
255	Cloudflare, Inc. Class A*	12,531
4,900	Cognizant Technology Solutions Corp. Class A	304,829
3,517	Computershare Ltd.	66,671
654	Edenred	35,930
217	EPAM Systems, Inc.*	79,982
3,800	Fidelity National Information Services, Inc.	275,804
2,927	Fiserv, Inc.*	305,462
663	FleetCor Technologies, Inc.*	130,081
682	Fujitsu Ltd.	92,543
1,166	Gartner, Inc.*	408,531
2,396	Global Payments, Inc.	248,657
2,618	GoDaddy, Inc. Class A*	207,162

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
4,574	International Business Machines Corp.	$ 681,069
725	Itochu Techno Solutions Corp.	17,848
493	Jack Henry & Associates, Inc.	93,349
1,317	Mastercard, Inc. Class A	469,379
2,845	NEC Corp.	101,283
1,492	Nomura Research Institute Ltd.	33,061
2,940	NTT Data Corp.	45,483
141	Okta, Inc.*	7,518
522	Otsuka Corp.	17,569
1,624	Paychex, Inc.	201,425
1,632	PayPal Holdings, Inc.*	127,965
1,214	SCSK Corp.	19,661
138	Snowflake, Inc. Class A*	19,720
5,108	SS&C Technologies Holdings, Inc.	274,606
13,710	The Western Union Co.	200,989
1,185	TIS, Inc.	33,898
135	Twilio, Inc. Class A*	6,618
1,099	VeriSign, Inc.*	219,591
2,745	Visa, Inc. Class A	595,665

		6,988,151

Leisure Products – 0.0%
1,101	Bandai Namco Holdings, Inc.	72,953
410	Hasbro, Inc.	25,756
170	Shimano, Inc.	29,365

		128,074

Life Sciences Tools & Services – 0.1%
1,029	Agilent Technologies, Inc.	159,474
1,217	Avantor, Inc.*	27,115
191	Bio-Rad Laboratories, Inc. Class A*	79,210
296	Bio-Techne Corp.	25,157
340	Charles River Laboratories International, Inc.*	77,714
1,433	Danaher Corp.	391,797
828	Eurofins Scientific SE	57,476
79	Illumina, Inc.*	17,228
647	IQVIA Holdings, Inc.*	141,059
70	Lonza Group AG	36,827
295	Mettler-Toledo International, Inc.*	433,520
982	PerkinElmer, Inc.	137,215
1,504	QIAGEN NV*	75,088
222	Sartorius Stedim Biotech	75,769
915	Thermo Fisher Scientific, Inc.	512,601
844	Waters Corp.*	292,530
317	West Pharmaceutical Services, Inc.	74,387

		2,614,167

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 0.2%
5,204	Atlas Copco AB Class A	$ 64,867
2,470	Atlas Copco AB Class B	28,042
551	Caterpillar, Inc.	130,262
8,166	CNH Industrial NV	131,610
676	Cummins, Inc.	169,784
2,123	Daimler Truck Holding AG*	69,980
320	Deere & Co.	141,120
779	Dover Corp.	110,579
1,651	Epiroc AB Class A	31,792
1,494	Epiroc AB Class B	24,960
1,014	Fortive Corp.	68,496
1,223	GEA Group AG	50,010
616	Hoshizaki Corp.	20,906
339	IDEX Corp.	80,509
874	Illinois Tool Works, Inc.	198,809
868	Ingersoll Rand, Inc.	46,846
992	Knorr-Bremse AG	56,548
537	Komatsu Ltd.	12,476
444	Kone Oyj Class B	22,205
1,258	Kubota Corp.	18,705
3,451	MISUMI Group, Inc.	85,783
2,072	Mitsubishi Heavy Industries Ltd.	82,471
1,679	NGK Insulators Ltd.	22,285
224	Nordson Corp.	52,974
1,409	Otis Worldwide Corp.	110,029
648	PACCAR, Inc.	68,630
522	Parker-Hannifin Corp.	156,047
1,267	Pentair PLC	57,991
84	Rational AG	52,777
1,093	Sandvik AB	20,080
325	Schindler Holding AG	60,136
23	SMC Corp.	10,495
1,366	Snap-on, Inc.	328,660
193	Spirax-Sarco Engineering PLC	26,358
137	Stanley Black & Decker, Inc.	11,196
10,758	Techtronic Industries Co. Ltd.	131,142
262	Toyota Industries Corp.	15,030
98	VAT Group AG(a)	27,467
969	Volvo AB Class B	17,802
1,860	Westinghouse Air Brake Technologies Corp.	188,027
324	Xylem, Inc.	36,401

		3,040,287

Marine – 0.0%
77	AP Moller - Maersk A/S Class B	166,933
79	AP Moller - Maersk A/S Class A	167,722
1,000	Kuehne & Nagel International AG	242,939
3,620	Mitsui OSK Lines Ltd.	89,661
5,622	Nippon Yusen KK	125,143

Shares	Description	Value

Common Stocks – (continued)
Marine – (continued)
24,849	SITC International Holdings Co. Ltd.	$ 55,124
2,954	ZIM Integrated Shipping Services Ltd.	62,093

		909,615

Media – 0.1%
36	Cable One, Inc.	26,075
366	Charter Communications, Inc. Class A*	143,212
11,597	Comcast Corp. Class A	424,914
13,388	CyberAgent, Inc.	121,863
2,322	Dentsu Group, Inc.	75,193
5,971	Fox Corp. Class A	193,759
6,058	Fox Corp. Class B	184,890
7,044	Hakuhodo DY Holdings, Inc.	68,924
519	Liberty Broadband Corp. Class C*	47,156
4,541	Liberty Media Corp.-Liberty Formula One Class A*	198,987
4,473	Liberty Media Corp.-Liberty Formula One Class C*	196,052
11,049	News Corp. Class A	211,588
1,436	Omnicom Group, Inc.	114,535
1,838	Pearson PLC	22,180
2,256	Publicis Groupe SA	148,482
1,596	Quebecor, Inc. Class B	34,396
686	Shaw Communications, Inc. Class B	18,721
11,214	Sirius XM Holdings, Inc.	72,779
6,456	The Interpublic Group of Cos., Inc.	221,828
349	The Trade Desk, Inc. Class A*	18,197
579	ViacomCBS, Inc. Class B	11,626
7,223	Vivendi SE	65,010
9,200	WPP PLC	96,689

		2,717,056

Metals & Mining – 0.2%
1,222	Alcoa Corp.	61,259
3,462	Anglo American PLC	143,933
7,927	ArcelorMittal SA	217,351
4,303	Barrick Gold Corp.	70,216
8,946	BHP Group Ltd.	277,821
14,919	BlueScope Steel Ltd.	179,818
904	Boliden AB	34,147
3,692	Cleveland-Cliffs, Inc.*	57,152
4,556	First Quantum Minerals Ltd.	108,316
11,709	Fortescue Metals Group Ltd.	155,843
2,874	Freeport-McMoRan, Inc.	114,385
35,448	Glencore PLC	241,901
881	JFE Holdings, Inc.	9,829
10,225	Lundin Mining Corp.	62,939
661	Mineral Resources Ltd.	39,814
1,092	Newmont Corp.	51,837

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
2,511	Nippon Steel Corp.	$ 40,229
11,668	Norsk Hydro ASA	87,861
2,290	Nucor Corp.	343,386
1,501	Rio Tinto Ltd.	112,057
3,225	Rio Tinto PLC	217,103
55,641	South32 Ltd.	154,545
1,884	Steel Dynamics, Inc.	195,804
1,615	Teck Resources Ltd. Class B	59,862

		3,037,408

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
4,795	Annaly Capital Management, Inc.	103,908

Multiline Retail – 0.1%
522	Canadian Tire Corp. Ltd. Class A	59,117
1,125	Dollar General Corp.	287,640
2,163	Dollar Tree, Inc.*	325,077
3,134	Dollarama, Inc.	191,817
2,049	Next PLC	146,436
2,489	Target Corp.	415,837
7,446	Wesfarmers Ltd.	248,027

		1,673,951

Multi-Utilities – 0.1%
674	Ameren Corp.	60,202
1,892	Canadian Utilities Ltd. Class A	51,747
2,163	CenterPoint Energy, Inc.	67,291
890	CMS Energy Corp.	54,352
982	Consolidated Edison, Inc.	96,275
1,300	Dominion Energy, Inc.	79,443
533	DTE Energy Co.	61,833
4,056	E.ON SE	38,887
8,901	Engie SA	135,311
10,243	National Grid PLC	126,000
1,901	NiSource, Inc.	53,114
1,180	Public Service Enterprise Group, Inc.	71,449
602	Sempra Energy	100,046
2,467	Veolia Environnement SA	63,851
648	WEC Energy Group, Inc.	64,243

		1,124,044

Oil, Gas & Consumable Fuels – 0.4%
1,678	Aker BP ASA	58,378
1,738	Ampol Ltd.	33,882
1,233	Apa Corp.	57,766
3,076	ARC Resources Ltd.	45,689
55,692	BP PLC	332,578
1,132	Cabot Oil & Gas Corp.	31,594
1,322	Cameco Corp.	32,206
2,591	Canadian Natural Resources Ltd.	154,691
9,639	Cenovus Energy, Inc.	191,684

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
936	Cheniere Energy, Inc.	$ 164,137
3,928	Chevron Corp.	720,042
3,217	ConocoPhillips	397,332
1,718	Devon Energy Corp.	117,717
520	Diamondback Energy, Inc.	76,970
3,996	Enbridge, Inc.	165,021
13,815	ENEOS Holdings, Inc.	46,623
13,967	Eni SpA	208,248
1,054	EOG Resources, Inc.	149,594
1,643	EQT Corp.	69,680
3,134	Equinor ASA	120,693
9,248	Exxon Mobil Corp.	1,029,672
467	Hess Corp.	67,206
2,107	Idemitsu Kosan Co. Ltd.	49,480
3,549	Imperial Oil Ltd.	201,914
14,166	Inpex Corp.	156,104
11,859	Kinder Morgan, Inc.	226,744
2,118	Marathon Oil Corp.	64,874
2,424	Marathon Petroleum Corp.	295,267
6,010	Occidental Petroleum Corp.	417,635
2,862	OMV AG	151,891
1,413	ONEOK, Inc.	94,558
790	Parkland Corp.	16,832
1,264	Pembina Pipeline Corp.	46,147
1,022	Phillips 66	110,826
391	Pioneer Natural Resources Co.	92,272
12,720	Repsol SA	196,401
9,701	Santos Ltd.	48,390
21,800	Shell PLC	637,994
1,766	Suncor Energy, Inc.	58,068
1,136	Targa Resources Corp.	84,507
2,174	TC Energy Corp.	96,324
14	Texas Pacific Land Corp.	36,296
3,261	The Williams Cos., Inc.	113,157
4,690	TotalEnergies SE	293,125
975	Tourmaline Oil Corp.	59,342
1,090	Valero Energy Corp.	145,646
1,743	Woodside Energy Group Ltd.	44,019

		8,009,216

Paper & Forest Products – 0.0%
475	Holmen AB Class B	19,636
2,470	Mondi PLC	46,668
18,379	Oji Holdings Corp.	70,832
4,516	Stora Enso Oyj Class R	66,435
1,908	Svenska Cellulosa AB SCA Class B	25,942
1,299	UPM-Kymmene Oyj	47,688
2,474	West Fraser Timber Co. Ltd.	193,521

		470,722

Personal Products – 0.1%
619	Beiersdorf AG	67,318
27,566	Haleon PLC*	95,804
688	Kao Corp.	27,535

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Personal Products – (continued)
323	Kobayashi Pharmaceutical Co. Ltd.	$ 20,096
386	Kose Corp.	41,225
1,303	L’Oreal SA	489,349
3,704	Shiseido Co. Ltd.	158,198
1,685	The Estee Lauder Cos., Inc. Class A	397,306
2,745	Unilever PLC	137,253

		1,434,084

Pharmaceuticals – 0.6%
9,414	Astellas Pharma, Inc.	146,008
2,815	AstraZeneca PLC	380,984
5,674	Bausch Health Cos., Inc.*	39,777
2,193	Bayer AG	127,275
8,268	Bristol-Myers Squibb Co.	663,755
318	Catalent, Inc.*	15,941
2,849	Chugai Pharmaceutical Co. Ltd.	75,871
1,927	Daiichi Sankyo Co. Ltd.	63,823
1,477	Eisai Co. Ltd.	100,906
5,777	Elanco Animal Health, Inc.*	74,350
2,536	Eli Lilly & Co.	941,059
10,909	GSK PLC	185,497
5,885	Hikma Pharmaceuticals PLC	107,850
5,020	Ipsen SA	561,162
2,106	Jazz Pharmaceuticals PLC*	330,452
7,456	Johnson & Johnson	1,327,168
494	Kyowa Kirin Co. Ltd.	11,476
6,364	Merck & Co., Inc.	700,804
378	Merck KGaA	69,255
313	Nippon Shinyaku Co. Ltd.	18,568
4,432	Novartis AG	394,247
5,249	Novo Nordisk A/S Class B	658,424
3,015	Ono Pharmaceutical Co. Ltd.	77,269
3,855	Orion Oyj Class B	203,533
1,698	Otsuka Holdings Co. Ltd.	58,189
16,252	Pfizer, Inc.	814,713
1,763	Recordati Industria Chimica e Farmaceutica SpA	75,440
2,376	Roche Holding AG	788,373
1,668	Royalty Pharma PLC Class A	73,342
2,942	Sanofi	265,749
774	Shionogi & Co. Ltd.	38,933
6,635	Takeda Pharmaceutical Co. Ltd.	195,090
22,590	Teva Pharmaceutical Industries Ltd. ADR*	198,114
1,681	UCB SA	135,685
28,638	Viatris, Inc.	315,877
1,332	Zoetis, Inc.	205,314

		10,440,273

Professional Services – 0.1%
441	Adecco Group AG	14,993

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,223	Booz Allen Hamilton Holding Corp.	$ 130,127
2,245	Bureau Veritas SA	58,877
169	Equifax, Inc.	33,356
2,493	Experian PLC	88,205
642	Intertek Group PLC	31,477
1,271	Jacobs Solutions, Inc.	160,832
2,349	Leidos Holdings, Inc.	256,816
1,476	Nihon M&A Center Holdings, Inc.	20,207
6,918	Persol Holdings Co. Ltd.	160,810
2,462	Randstad NV	142,607
6,162	Recruit Holdings Co. Ltd.	199,373
6,359	RELX PLC	178,312
4,252	Robert Half International, Inc.	334,973
130	SGS SA	305,431
112	Teleperformance	25,568
460	Thomson Reuters Corp.	54,165
312	TransUnion	19,681
398	Verisk Analytics, Inc.	73,117
1,605	Wolters Kluwer NV	176,888

		2,465,815

Real Estate Management & Development – 0.1%
15,552	Aroundtown SA	37,698
390	Azrieli Group Ltd.	27,979
4,455	CBRE Group, Inc. Class A*	354,618
24,271	CK Asset Holdings Ltd.	145,274
972	Daito Trust Construction Co. Ltd.	108,460
705	Daiwa House Industry Co. Ltd.	16,235
398	FirstService Corp.	51,563
4,334	Henderson Land Development Co. Ltd.	14,287
3,931	Hongkong Land Holdings Ltd.	15,861
2,516	Hulic Co. Ltd.	21,246
299	LEG Immobilien SE	19,185
2,583	Mitsubishi Estate Co. Ltd.	36,473
1,762	Mitsui Fudosan Co. Ltd.	35,721
18,922	New World Development Co. Ltd.	45,022
32,599	Sino Land Co. Ltd.	40,772
2,323	Sun Hung Kai Properties Ltd.	28,023
8,133	Swire Pacific Ltd. Class A	63,920
474	Swiss Prime Site AG	39,544
7,078	UOL Group Ltd.	34,905
2,057	Vonovia SE	51,094
1,801	Zillow Group, Inc. Class C*	68,402

		1,256,282

Road & Rail – 0.1%
558	AMERCO*	35,249
11,973	Aurizon Holdings Ltd.	31,119

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – (continued)
843	Canadian National Railway Co.	$ 108,224
1,016	Canadian Pacific Railway Ltd.	83,182
152	Central Japan Railway Co.	18,423
3,357	CSX Corp.	109,740
362	East Japan Railway Co.	20,524
1,245	Hankyu Hanshin Holdings, Inc.	38,985
264	J.B. Hunt Transport Services, Inc.	48,547
1,249	Kintetsu Group Holdings Co. Ltd.	44,641
5,699	Knight-Swift Transportation Holdings, Inc.	315,896
4,647	MTR Corp. Ltd.	22,404
516	Norfolk Southern Corp.	132,354
413	Old Dominion Freight Line, Inc.	124,978
1,528	Tobu Railway Co. Ltd.	36,888
2,549	Tokyu Corp.	32,553
898	Union Pacific Corp.	195,252

		1,398,959

Semiconductors & Semiconductor Equipment – 0.4%
4,535	Advanced Micro Devices, Inc.*	352,052
1,211	Advantest Corp.	82,424
820	Analog Devices, Inc.	140,966
3,310	Applied Materials, Inc.	362,776
149	ASM International NV	41,316
770	ASML Holding NV	470,100
1,065	Broadcom, Inc.	586,847
129	Enphase Energy, Inc.*	41,356
9,523	Intel Corp.	286,357
436	KLA Corp.	171,413
447	Lam Research Corp.	211,154
1,348	Marvell Technology, Inc.	62,709
2,172	Microchip Technology, Inc.	172,001
4,696	Micron Technology, Inc.	270,725
243	Monolithic Power Systems, Inc.	92,816
6,115	NVIDIA Corp.	1,034,842
1,145	NXP Semiconductors NV	201,337
6,209	ON Semiconductor Corp.*	466,917
1,955	Qorvo, Inc.*	194,034
3,510	QUALCOMM, Inc.	443,980
7,939	Renesas Electronics Corp.*	77,863
968	Skyworks Solutions, Inc.	92,560
1,657	STMicroelectronics NV	64,137
3,036	Sumco Corp.	45,423
2,163	Teradyne, Inc.	202,132
3,481	Texas Instruments, Inc.	628,181
377	Tokyo Electron Ltd.	127,943

		6,924,361

Shares	Description	Value

Common Stocks – (continued)
Software – 0.6%
1,518	Adobe, Inc.*	$ 523,604
108	ANSYS, Inc.*	27,464
855	AppLovin Corp. Class A*	12,321
870	Autodesk, Inc.*	175,697
2,114	Black Knight, Inc.*	131,047
2,856	Cadence Design Systems, Inc.*	491,346
336	Ceridian HCM Holding, Inc.*	22,996
504	Check Point Software Technologies Ltd.*	66,946
264	Constellation Software, Inc.	425,595
126	Crowdstrike Holdings, Inc. Class A*	14,824
1,730	Dassault Systemes SE	64,507
475	Datadog, Inc. Class A*	35,996
1,830	DocuSign, Inc.*	86,138
10,926	Dropbox, Inc. Class A*	257,417
426	Fair Isaac Corp.*	264,001
4,095	Fortinet, Inc.*	217,690
504	Guidewire Software, Inc.*	29,892
247	HubSpot, Inc.*	74,848
984	Intuit, Inc.	401,069
21,879	Microsoft Corp.	5,582,208
1,826	Nemetschek SE	91,259
7,611	NortonLifeLock, Inc.	174,749
797	Open Text Corp.	23,404
3,966	Oracle Corp.	315,322
1,143	Palo Alto Networks, Inc.*	194,196
68	Paycom Software, Inc.*	23,059
621	PTC, Inc.*	78,997
947	RingCentral, Inc. Class A*	35,096
226	Roper Technologies, Inc.	99,189
2,108	Salesforce, Inc.*	337,807
1,352	SAP SE	150,013
603	ServiceNow, Inc.*	251,029
180	Splunk, Inc.*	13,982
439	Synopsys, Inc.*	149,058
20,634	The Sage Group PLC	200,139
696	Trend Micro, Inc.	34,925
95	Tyler Technologies, Inc.*	32,560
1,670	VMware, Inc. Class A*	202,888
1,138	WiseTech Global Ltd.	45,504
326	Workday, Inc. Class A*	54,735
478	Xero Ltd.*	23,754
822	Zoom Video Communications, Inc. Class A*	62,003
104	Zscaler, Inc.*	13,879

		11,513,153

Specialty Retail – 0.3%
1,267	Advance Auto Parts, Inc.	191,304
291	AutoZone, Inc.*	750,489
6,002	Bath & Body Works, Inc.	255,085
4,587	Best Buy Co., Inc.	391,271

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
622	Burlington Stores, Inc.*	$ 121,713
227	CarMax, Inc.*	15,745
52	Fast Retailing Co. Ltd.	30,921
9,638	Hennes & Mauritz AB Class B	108,065
1,851	Industria de Diseno Textil SA	48,318
85,865	JD Sports Fashion PLC	132,345
25,178	Kingfisher PLC	73,631
3,804	Lowe’s Cos., Inc.	808,540
396	Nitori Holdings Co. Ltd.	45,365
686	O’Reilly Automotive, Inc.*	593,075
1,030	Ross Stores, Inc.	121,200
3,803	The Home Depot, Inc.	1,232,134
4,661	The TJX Cos., Inc.	373,113
1,795	Tractor Supply Co.	406,227
855	Ulta Beauty, Inc.*	397,438
2,855	USS Co. Ltd.	47,983

		6,143,962

Technology Hardware, Storage & Peripherals – 0.5%
49,864	Apple, Inc.	7,381,368
4,598	Brother Industries Ltd.	74,677
3,108	Canon, Inc.	72,649
3,318	Dell Technologies, Inc. Class C	148,613
940	FUJIFILM Holdings Corp.	50,565
17,300	Hewlett Packard Enterprise Co.	290,294
7,174	HP, Inc.	215,507
1,860	Logitech International SA	112,767
2,434	NetApp, Inc.	164,563
10,223	Ricoh Co. Ltd.	81,206
1,472	Seagate Technology Holdings PLC	77,972
3,609	Seiko Epson Corp.	56,792
1,750	Western Digital Corp.*	64,312

		8,791,285

Textiles, Apparel & Luxury Goods – 0.2%
905	adidas AG	116,662
9,321	Burberry Group PLC	246,352
677	Cie Financiere Richemont SA Class A	89,748
623	Gildan Activewear, Inc.	18,039
242	Hermes International	393,317
231	Kering SA	138,793
1,034	Lululemon Athletica, Inc.*	393,241
741	LVMH Moet Hennessy Louis Vuitton SE	575,037
1,919	Moncler SpA	100,026
3,376	NIKE, Inc. Class B	370,313
956	Pandora A/S	72,781
2,198	Puma SE	113,755
2,227	The Swatch Group AG	181,134

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
2,346	VF Corp.	$ 76,996

		2,886,194

Tobacco – 0.1%
3,433	Altria Group, Inc.	159,909
6,703	British American Tobacco PLC	274,837
4,561	Imperial Brands PLC	117,314
4,309	Japan Tobacco, Inc.	88,159
6,099	Philip Morris International, Inc.	607,887
25,280	Swedish Match AB	277,580

		1,525,686

Trading Companies & Distributors – 0.2%
1,537	AerCap Holdings NV*	94,372
386	Ashtead Group PLC	23,559
795	Brenntag SE	50,547
3,034	Bunzl PLC	112,207
7,976	Fastenal Co.	410,844
2,572	Ferguson PLC	291,590
328	IMCD NV	48,513
5,486	ITOCHU Corp.	172,299
23,901	Marubeni Corp.	270,377
5,199	Mitsubishi Corp.	175,098
6,990	Mitsui & Co. Ltd.	202,876
9,386	MonotaRO Co. Ltd.	162,380
1,749	Reece Ltd.	18,486
6,369	Sumitomo Corp.	104,415
744	Toromont Industries Ltd.	56,626
213	United Rentals, Inc.*	75,195
848	W.W. Grainger, Inc.	511,395

		2,780,779

Transportation Infrastructure – 0.0%
2,440	Getlink SE	40,322
6,722	Transurban Group	65,719

		106,041

Water Utilities – 0.0%
420	American Water Works Co., Inc.	63,739
880	Essential Utilities, Inc.	42,451
2,366	Severn Trent PLC	77,871
5,863	United Utilities Group PLC	72,724

		256,785

Wireless Telecommunication Services – 0.0%
6,240	KDDI Corp.	185,606
799	Rogers Communications, Inc. Class B	36,756
9,217	SoftBank Corp.	100,278
2,317	SoftBank Group Corp.	101,527
5,009	Tele2 AB Class B	44,496
818	T-Mobile US, Inc.*	123,894

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – (continued)
112,135	Vodafone Group PLC	$ 124,208

		716,765

TOTAL COMMON STOCKS (Cost $132,542,704)		$ 188,568,567

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Auto Manufacturers – 0.0%
Bayerische Motoren Werke AG
1,035	2.847%	$ 89,811
Volkswagen AG
541	2.476	79,911

		169,722

Electronics – 0.0%
Sartorius AG
112	0.126	42,107

Entertainment*(b) –0.0%
AMC Entertainment Holdings, Inc.
3,522	0.000	3,423

Household Products – 0.0%
Henkel AG & Co. KGaA
615	2.342	43,989

TOTAL PREFERRED STOCKS (Cost $288,049)		$ 259,241

Shares	Description	Value

Exchange Traded Funds – 74.4%
749,848	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(c)	$ 21,865,568
4,838,079	Goldman Sachs MarketBeta International Equity ETF(c)	232,226,340
5,851,106	Goldman Sachs MarketBeta U.S. Equity ETF(c)	324,092,761
4,135,306	iShares Core MSCI Emerging Markets ETF	200,810,459

Shares	Description	Value

Exchange Traded Funds – (continued)
1,235	iShares MSCI Canada ETF	$ 43,460
1,856,999	iShares MSCI EAFE ETF	124,641,773
1,224,233	iShares MSCI EAFE Small-Cap ETF	69,781,281
1,086,098	Vanguard S&P 500 ETF	406,732,840

TOTAL EXCHANGE TRADED FUNDS (Cost $1,153,381,998)		$1,380,194,482

Shares	Dividend Rate	Value

Investment Company(c) – 10.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
188,601,086	3.727%	$ 188,601,086
(Cost $188,601,086)

Securities Lending Reinvestment Vehicle(c) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,254,600	3.727%	$ 1,254,600
(Cost $1,254,600)

TOTAL INVESTMENTS – 94.9% (Cost $1,476,068,437)		$1,758,877,976

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.1%		95,460,379

NET ASSETS – 100.0%		$1,854,338,355

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated fund.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	4,560,000	USD	2,879,996	12/21/22	$218,067
	CHF	3,780,000	USD	3,829,956	12/21/22	176,756
	DKK	8,980,000	USD	1,195,232	12/21/22	63,694
	EUR	11,110,000	USD	11,000,533	12/21/22	582,585
	GBP	5,790,000	USD	6,567,176	12/21/22	417,066
	HKD	14,920,000	USD	1,902,722	12/21/22	6,912
	ILS	840,000	USD	240,465	12/21/22	5,976
	JPY	1,296,000,000	USD	8,755,910	12/21/22	657,368
	NOK	5,400,000	USD	514,143	12/21/22	34,649
	NZD	140,000	USD	79,545	12/21/22	8,701
	SEK	11,475,000	USD	1,037,848	12/21/22	56,624
	SGD	800,000	USD	563,196	12/21/22	24,753
	USD	238,307	HKD	1,860,000	12/21/22	243

TOTAL						$2,253,394

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	21,960,000	USD	16,645,071	12/21/22	$(313,613)
	USD	26,794,236	AUD	39,800,000	12/21/22	(245,875)
	USD	33,658,545	CHF	32,750,000	12/21/22	(1,055,692)
	USD	8,945,070	DKK	66,360,000	12/21/22	(358,089)
	USD	103,955,195	EUR	103,630,000	12/21/22	(4,087,876)
	USD	50,542,461	GBP	43,985,000	12/21/22	(2,514,859)
	USD	9,615,917	HKD	75,350,000	12/21/22	(28,247)
	USD	1,818,316	ILS	6,200,000	12/21/22	(655)
	USD	72,296,315	JPY	10,343,000,000	12/21/22	(2,828,329)
	USD	2,802,414	NOK	28,100,000	12/21/22	(53,343)
	USD	609,118	NZD	1,010,000	12/21/22	(27,520)
	USD	11,318,525	SEK	121,125,000	12/21/22	(234,242)
	USD	4,439,715	SGD	6,240,000	12/21/22	(146,290)

TOTAL						$(11,894,630)

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini Russell 2000 Index	1,237	12/16/22	$116,741,875	$1,656,007
S&P 500 E-Mini Index	729	12/16/22	148,761,562	2,500,111
S&P Toronto Stock Exchange 60 Index	316	12/15/22	58,273,769	3,082,286

TOTAL FUTURES CONTRACTS				$7,238,404

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	12.548%	11/22/2023	11,050,000	$11,050,000	$134,188	$206,827	$(72,639)
Call CHF/Put SEK	MS & Co. Int. PLC	13.122	10/16/2023	25,640,000	25,640,000	209,997	484,833	(274,836)
Call JPY/Put KRW	MS & Co. Int. PLC	11.390	11/20/2023	1,012,141,000	1,012,141,000	111,483	130,776	(19,293)
Call USD/Put CAD	MS & Co. Int. PLC	1.456	11/17/2023	23,392,000	23,392,000	241,780	249,359	(7,579)
Call USD/Put KRW	MS & Co. Int. PLC	1,508.000	11/21/2023	8,474,000	8,474,000	88,172	126,686	(38,514)
Call USD/Put MXN	MS & Co. Int. PLC	23.942	11/20/2023	15,110,000	15,110,000	199,543	244,873	(45,330)
Call USD/Put NOK	MS & Co. Int. PLC	11.785	11/20/2023	7,004,000	7,004,000	89,273	122,920	(33,647)

Total Calls				1,102,811,000	$1,102,811,000	$1,074,436	$1,566,274	$(491,838)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	77.470	10/16/2023	27,634,000	27,634,000	239,859	398,359	(158,500)
Put CAD/Call JPY	MS & Co. Int. PLC	89.940	11/20/2023	15,915,000	15,915,000	217,094	173,511	43,583
Put NZD/Call USD	MS & Co. Int. PLC	0.546	11/23/2023	34,709,000	34,709,000	273,223	392,456	(119,233)

Total Puts				78,258,000	$78,258,000	$730,176	$964,326	$(234,150)

Total purchased option contracts				1,181,069,000	$1,181,069,000	$1,804,612	$2,530,600	$(725,988)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
Euro Stoxx 50 Index	$3,475.000	12/16/2022	(16)	$(5,560,000)	$(82,016)	$(12,641)	$(69,375)
Euro Stoxx 50 Index	3,525.000	12/16/2022	(36)	(12,690,000)	(166,067)	(32,252)	(133,816)
Euro Stoxx 50 Index	3,600.000	12/16/2022	(25)	(9,000,000)	(96,203)	(17,460)	(78,743)
Euro Stoxx 50 Index	3,625.000	12/16/2022	(6)	(2,175,000)	(21,572)	(3,151)	(18,421)
Euro Stoxx 50 Index	3,650.000	12/16/2022	(33)	(12,045,000)	(110,402)	(20,493)	(89,909)
Euro Stoxx 50 Index	3,725.000	12/16/2022	(20)	(7,450,000)	(52,176)	(18,470)	(33,706)
Euro Stoxx 50 Index	3,750.000	12/16/2022	(28)	(10,500,000)	(66,374)	(15,250)	(51,124)
Euro Stoxx 50 Index	3,975.000	12/16/2022	(11)	(4,372,500)	(6,410)	(4,975)	(1,435)
Euro Stoxx 50 Index	4,000.000	12/16/2022	(3)	(1,200,000)	(1,361)	(1,253)	(108)
Euro Stoxx 50 Index	3,700.000	01/20/2023	(5)	(1,850,000)	(15,807)	(3,569)	(12,238)
Euro Stoxx 50 Index	3,775.000	01/20/2023	(20)	(7,550,000)	(50,365)	(20,897)	(29,468)
Euro Stoxx 50 Index	3,800.000	01/20/2023	(11)	(4,180,000)	(25,446)	(7,374)	(18,072)
Euro Stoxx 50 Index	4,025.000	01/20/2023	(26)	(10,465,000)	(20,887)	(16,377)	(4,509)
Euro Stoxx 50 Index	4,050.000	01/20/2023	(33)	(13,365,000)	(22,630)	(20,635)	(1,995)
Euro Stoxx 50 Index	4,125.000	01/20/2023	(30)	(12,375,000)	(11,988)	(11,311)	(677)
Euro Stoxx 50 Index	4,175.000	02/17/2023	(5)	(2,087,500)	(2,492)	(2,324)	(169)
FTSE 100 Index	7,150.000	12/16/2022	(8)	(5,720,000)	(44,160)	(10,730)	(33,430)
FTSE 100 Index	7,200.000	12/16/2022	(7)	(5,040,000)	(34,591)	(8,322)	(26,269)
FTSE 100 Index	7,250.000	12/16/2022	(3)	(2,175,000)	(13,107)	(3,932)	(9,175)
FTSE 100 Index	7,300.000	12/16/2022	(12)	(8,760,000)	(45,703)	(12,561)	(33,142)
FTSE 100 Index	7,375.000	12/16/2022	(5)	(3,687,500)	(15,005)	(8,182)	(6,823)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
FTSE 100 Index	$7,500.000	12/16/2022	(1)	$(750,000)	$(1,778)	$(836)	$(942)
FTSE 100 Index	7,525.000	12/16/2022	(1)	(752,500)	(1,561)	(594)	(966)
FTSE 100 Index	7,575.000	12/16/2022	(3)	(2,272,500)	(3,507)	(1,435)	(2,072)
FTSE 100 Index	7,275.000	01/20/2023	(1)	(727,500)	(4,785)	(1,485)	(3,300)
FTSE 100 Index	7,375.000	01/20/2023	(2)	(1,475,000)	(7,617)	(1,983)	(5,634)
FTSE 100 Index	7,475.000	01/20/2023	(4)	(2,990,000)	(11,619)	(7,032)	(4,586)
FTSE 100 Index	7,625.000	01/20/2023	(7)	(5,337,500)	(12,191)	(5,854)	(6,337)
FTSE 100 Index	7,650.000	01/20/2023	(6)	(4,590,000)	(9,473)	(4,575)	(4,898)
FTSE 100 Index	7,700.000	01/20/2023	(7)	(5,390,000)	(8,943)	(5,157)	(3,786)
FTSE 100 Index	7,775.000	02/17/2023	(1)	(777,500)	(1,446)	(918)	(529)
Nikkei 225 Index	27,250.000	12/09/2022	(3)	(8,175,000)	(18,683)	(9,946)	(8,737)
Nikkei 225 Index	27,625.000	12/09/2022	(5)	(13,812,500)	(19,915)	(21,628)	1,714
Nikkei 225 Index	28,375.000	12/09/2022	(8)	(22,700,000)	(7,821)	(17,692)	9,871
Nikkei 225 Index	28,500.000	12/09/2022	(3)	(8,550,000)	(2,281)	(5,690)	3,409
Nikkei 225 Index	28,625.000	12/09/2022	(1)	(2,862,500)	(536)	(1,191)	656
Nikkei 225 Index	28,875.000	12/09/2022	(2)	(5,775,000)	(565)	(3,593)	3,028
Nikkei 225 Index	29,125.000	12/09/2022	(1)	(2,912,500)	(145)	(2,155)	2,011
Nikkei 225 Index	28,000.000	01/13/2023	(1)	(2,800,000)	(4,816)	(4,661)	(155)
Nikkei 225 Index	28,750.000	01/13/2023	(2)	(5,750,000)	(4,490)	(4,963)	473
Nikkei 225 Index	28,875.000	01/13/2023	(8)	(23,100,000)	(16,511)	(23,757)	7,246
Nikkei 225 Index	29,000.000	01/13/2023	(7)	(20,300,000)	(12,419)	(14,029)	1,609
Nikkei 225 Index	29,125.000	01/13/2023	(4)	(11,650,000)	(6,228)	(6,606)	378
Nikkei 225 Index	29,375.000	02/10/2023	(2)	(5,875,000)	(4,635)	(5,039)	404
Nikkei 225 Index	29,500.000	02/10/2023	(1)	(2,950,000)	(2,100)	(2,109)	9
S&P 500 Index	4,130.000	11/30/2022	(2)	(826,000)	(5)	(17,078)	17,074
S&P 500 Index	4,155.000	11/30/2022	(4)	(1,662,000)	(10)	(23,777)	23,767
S&P 500 Index	3,950.000	12/07/2022	(25)	(9,875,000)	(330,875)	(95,992)	(234,883)
S&P 500 Index	4,100.000	12/14/2022	(24)	(9,840,000)	(139,080)	(104,584)	(34,496)
S&P 500 Index	4,100.000	12/21/2022	(24)	(9,840,000)	(164,040)	(118,476)	(45,564)
S&P 500 Index	4,080.000	12/28/2022	(24)	(9,792,000)	(85,133)	(85,133)	—
S&P 500 Index	3,815.000	12/30/2022	(3)	(1,144,500)	(87,270)	(27,808)	(59,462)
S&P 500 Index	3,940.000	12/30/2022	(5)	(1,970,000)	(93,725)	(37,070)	(56,655)
S&P 500 Index	4,010.000	12/30/2022	(6)	(2,406,000)	(82,110)	(32,570)	(49,540)
S&P 500 Index	4,015.000	12/30/2022	(1)	(401,500)	(13,345)	(7,149)	(6,196)
S&P 500 Index	4,055.000	12/30/2022	(7)	(2,838,500)	(75,530)	(44,001)	(31,529)
S&P 500 Index	4,075.000	12/30/2022	(20)	(8,150,000)	(84,612)	(84,612)	—
S&P 500 Index	4,080.000	12/30/2022	(26)	(10,608,000)	(242,450)	(125,220)	(117,230)
S&P 500 Index	4,085.000	12/30/2022	(20)	(8,170,000)	(78,020)	(78,020)	—
S&P 500 Index	4,090.000	12/30/2022	(20)	(8,180,000)	(74,608)	(74,608)	—
S&P 500 Index	4,095.000	12/30/2022	(20)	(8,190,000)	(70,716)	(70,716)	—
S&P 500 Index	4,145.000	12/30/2022	(2)	(829,000)	(12,140)	(8,998)	(3,141)
S&P 500 Index	4,160.000	12/30/2022	(4)	(1,664,000)	(21,760)	(18,261)	(3,499)
S&P 500 Index	4,070.000	01/31/2023	(2)	(814,000)	(29,810)	(13,778)	(16,031)
S&P 500 Index	4,155.000	01/31/2023	(8)	(3,324,000)	(43,925)	(43,925)	—
S&P 500 Index	4,210.000	01/31/2023	(5)	(2,105,000)	(38,725)	(31,076)	(7,649)
S&P 500 Index	4,225.000	01/31/2023	(4)	(1,690,000)	(28,540)	(24,069)	(4,471)

			(680)	$(408,842,000)	$(2,865,256)	$(1,572,008)	$(1,293,243)

Puts
Euro Stoxx 50 Index	3,025.000	12/16/2022	(16)	(4,840,000)	(100)	(12,079)	11,979
Euro Stoxx 50 Index	3,125.000	12/16/2022	(36)	(11,250,000)	(337)	(22,379)	22,042
Euro Stoxx 50 Index	3,175.000	12/16/2022	(6)	(1,905,000)	(69)	(6,262)	6,193
Euro Stoxx 50 Index	3,200.000	12/16/2022	(25)	(8,000,000)	(312)	(21,616)	21,303

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
Euro Stoxx 50 Index	$3,300.000	12/16/2022	(33)	$(10,890,000)	$(549)	$(23,073)	$22,523
Euro Stoxx 50 Index	3,425.000	12/16/2022	(28)	(9,590,000)	(699)	(16,917)	16,218
Euro Stoxx 50 Index	3,450.000	12/16/2022	(20)	(6,900,000)	(541)	(6,187)	5,646
Euro Stoxx 50 Index	3,725.000	12/16/2022	(11)	(4,097,500)	(1,236)	(4,941)	3,705
Euro Stoxx 50 Index	3,775.000	12/16/2022	(3)	(1,132,500)	(481)	(1,120)	639
Euro Stoxx 50 Index	3,250.000	01/20/2023	(5)	(1,625,000)	(395)	(4,491)	4,095
Euro Stoxx 50 Index	3,400.000	01/20/2023	(32)	(10,880,000)	(4,129)	(19,859)	15,730
Euro Stoxx 50 Index	3,675.000	01/20/2023	(26)	(9,555,000)	(9,361)	(17,712)	8,350
Euro Stoxx 50 Index	3,725.000	01/20/2023	(33)	(12,292,500)	(14,423)	(21,384)	6,961
Euro Stoxx 50 Index	3,850.000	01/20/2023	(30)	(11,550,000)	(21,478)	(22,284)	806
Euro Stoxx 50 Index	3,800.000	02/17/2023	(5)	(1,900,000)	(4,464)	(4,493)	29
FTSE 100 Index	6,500.000	12/16/2022	(11)	(7,150,000)	(331)	(16,078)	15,747
FTSE 100 Index	6,650.000	12/16/2022	(13)	(8,645,000)	(470)	(16,273)	15,803
FTSE 100 Index	6,825.000	12/16/2022	(7)	(4,777,500)	(337)	(8,901)	8,563
FTSE 100 Index	6,975.000	12/16/2022	(5)	(3,487,500)	(362)	(2,538)	2,177
FTSE 100 Index	7,200.000	12/16/2022	(1)	(720,000)	(139)	(622)	484
FTSE 100 Index	7,225.000	12/16/2022	(3)	(2,167,500)	(452)	(2,892)	2,440
FTSE 100 Index	6,550.000	01/20/2023	(1)	(655,000)	(139)	(1,406)	1,267
FTSE 100 Index	6,775.000	01/20/2023	(2)	(1,355,000)	(422)	(2,959)	2,537
FTSE 100 Index	6,925.000	01/20/2023	(4)	(2,770,000)	(1,181)	(3,316)	2,135
FTSE 100 Index	7,150.000	01/20/2023	(7)	(5,005,000)	(3,543)	(7,559)	4,015
FTSE 100 Index	7,175.000	01/20/2023	(6)	(4,305,000)	(3,218)	(8,164)	4,946
FTSE 100 Index	7,325.000	01/20/2023	(7)	(5,127,500)	(5,610)	(7,719)	2,109
FTSE 100 Index	7,275.000	02/17/2023	(1)	(727,500)	(1,145)	(1,426)	281
Nikkei 225 Index	24,500.000	12/09/2022	(3)	(7,350,000)	(109)	(11,916)	11,807
Nikkei 225 Index	25,000.000	12/09/2022	(5)	(12,500,000)	(181)	(11,228)	11,047
Nikkei 225 Index	25,750.000	12/09/2022	(5)	(12,875,000)	(398)	(18,675)	18,277
Nikkei 225 Index	26,125.000	12/09/2022	(3)	(7,837,500)	(326)	(11,572)	11,247
Nikkei 225 Index	26,250.000	12/09/2022	(2)	(5,250,000)	(246)	(10,787)	10,541
Nikkei 225 Index	26,375.000	12/09/2022	(3)	(7,912,500)	(434)	(11,199)	10,764
Nikkei 225 Index	26,750.000	12/09/2022	(1)	(2,675,000)	(217)	(2,556)	2,338
Nikkei 225 Index	24,750.000	01/13/2023	(1)	(2,475,000)	(565)	(3,219)	2,654
Nikkei 225 Index	25,750.000	01/13/2023	(2)	(5,150,000)	(2,100)	(9,863)	7,763
Nikkei 225 Index	26,000.000	01/13/2023	(3)	(7,800,000)	(3,802)	(12,502)	8,700
Nikkei 225 Index	26,375.000	01/13/2023	(4)	(10,550,000)	(6,517)	(15,134)	8,617
Nikkei 225 Index	26,625.000	01/13/2023	(5)	(13,312,500)	(9,233)	(14,120)	4,887
Nikkei 225 Index	27,000.000	01/13/2023	(4)	(10,800,000)	(10,138)	(11,673)	1,535
Nikkei 225 Index	27,250.000	01/13/2023	(3)	(8,175,000)	(9,016)	(7,666)	(1,350)
Nikkei 225 Index	26,875.000	02/10/2023	(1)	(2,687,500)	(3,729)	(4,115)	385
Nikkei 225 Index	27,000.000	02/10/2023	(2)	(5,400,000)	(7,893)	(6,984)	(909)
S&P 500 Index	3,360.000	11/30/2022	(5)	(1,680,000)	(13)	(35,046)	35,034
S&P 500 Index	3,400.000	11/30/2022	(7)	(2,380,000)	(18)	(50,490)	50,472
S&P 500 Index	3,515.000	11/30/2022	(3)	(1,054,500)	(8)	(22,423)	22,415
S&P 500 Index	3,565.000	11/30/2022	(7)	(2,495,500)	(18)	(53,863)	53,845
S&P 500 Index	3,625.000	11/30/2022	(5)	(1,812,500)	(13)	(38,376)	38,363
S&P 500 Index	3,665.000	11/30/2022	(2)	(733,000)	(5)	(17,118)	17,114
S&P 500 Index	3,685.000	11/30/2022	(1)	(368,500)	(3)	(5,892)	5,889
S&P 500 Index	3,705.000	11/30/2022	(4)	(1,482,000)	(10)	(33,337)	33,327
S&P 500 Index	3,715.000	11/30/2022	(24)	(8,916,000)	(60)	(139,841)	139,781
S&P 500 Index	3,735.000	11/30/2022	(19)	(7,096,500)	(47)	(109,046)	108,998
S&P 500 Index	3,740.000	11/30/2022	(19)	(7,106,000)	(48)	(111,290)	111,242
S&P 500 Index	3,745.000	11/30/2022	(19)	(7,115,500)	(48)	(114,083)	114,036
S&P 500 Index	3,750.000	11/30/2022	(19)	(7,125,000)	(47)	(116,977)	116,929
S&P 500 Index	3,755.000	11/30/2022	(19)	(7,134,500)	(48)	(120,374)	120,326

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
S&P 500 Index	$3,690.000	12/07/2022	(25)	$(9,225,000)	$(1,437)	$(147,992)	$146,554
S&P 500 Index	3,860.000	12/14/2022	(24)	(9,264,000)	(27,480)	(130,339)	102,859
S&P 500 Index	3,890.000	12/21/2022	(24)	(9,336,000)	(52,200)	(99,938)	47,738
S&P 500 Index	3,850.000	12/28/2022	(24)	(9,240,000)	(121,087)	(121,087)	—
S&P 500 Index	3,315.000	12/30/2022	(3)	(994,500)	(607)	(26,848)	26,240
S&P 500 Index	3,470.000	12/30/2022	(5)	(1,735,000)	(1,575)	(48,546)	46,971
S&P 500 Index	3,525.000	12/30/2022	(1)	(352,500)	(395)	(10,519)	10,124
S&P 500 Index	3,640.000	12/30/2022	(7)	(2,548,000)	(4,655)	(52,860)	48,205
S&P 500 Index	3,645.000	12/30/2022	(6)	(2,187,000)	(4,080)	(47,671)	43,591
S&P 500 Index	3,665.000	12/30/2022	(7)	(2,565,500)	(5,285)	(58,038)	52,753
S&P 500 Index	3,835.000	12/30/2022	(20)	(7,670,000)	(97,612)	(97,612)	—
S&P 500 Index	3,840.000	12/30/2022	(23)	(8,832,000)	(49,910)	(121,704)	71,794
S&P 500 Index	3,845.000	12/30/2022	(20)	(7,690,000)	(103,228)	(103,228)	—
S&P 500 Index	3,850.000	12/30/2022	(20)	(7,700,000)	(106,201)	(106,201)	—
S&P 500 Index	3,855.000	12/30/2022	(20)	(7,710,000)	(108,969)	(108,969)	—
S&P 500 Index	3,885.000	12/30/2022	(2)	(777,000)	(5,720)	(9,818)	4,099
S&P 500 Index	3,610.000	01/31/2023	(2)	(722,000)	(4,360)	(19,798)	15,439
S&P 500 Index	3,800.000	01/31/2023	(8)	(3,040,000)	(61,583)	(61,583)	—
S&P 500 Index	3,805.000	01/31/2023	(4)	(1,522,000)	(18,840)	(36,493)	17,653
S&P 500 Index	3,845.000	01/31/2023	(5)	(1,922,500)	(27,375)	(37,076)	9,701

			(827)	$(427,582,500)	$(933,812)	$(2,862,335)	$1,928,518

Total written option contracts			(1,507)	$(836,424,500)	$(3,799,068)	$(4,434,343)	$635,275

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/20/2023	899	$2,247,500	$44,950	$3,666,244	$(3,621,294)
Eurodollar Futures	97.750	03/13/2023	1,597	3,992,500	19,963	5,721,839	(5,701,877)
Eurodollar Futures	99.000	12/19/2022	4,447	11,117,500	27,794	6,332,617	(6,304,823)
Eurodollar Futures	98.750	12/19/2022	1,168	2,920,000	7,300	1,083,110	(1,075,810)
Eurodollar Futures	98.000	12/19/2022	423	1,057,500	2,644	1,053,194	(1,050,550)
Eurodollar Futures	97.500	06/17/2024	2,036	5,090,000	1,348,850	2,704,473	(1,355,623)
Eurodollar Futures	95.875	06/20/2023	624	1,560,000	117,000	1,456,148	(1,339,148)
Eurodollar Futures	95.875	09/18/2023	586	1,465,000	263,700	1,518,784	(1,255,084)
Eurodollar Futures	97.250	12/18/2023	897	2,242,500	213,037	1,029,567	(816,529)
Eurodollar Futures	97.500	03/18/2024	2,323	5,807,500	900,162	2,739,964	(1,839,802)
Eurodollar Futures	95.875	03/13/2023	393	982,500	19,650	898,212	(878,562)
Eurodollar Futures	97.000	06/17/2024	572	1,430,000	518,973	518,974	(1)
Eurodollar Futures	94.750	03/18/2024	555	1,387,500	1,545,826	1,545,827	(1)
Eurodollar Futures	97.000	12/16/2024	1,471	3,677,500	2,273,537	2,273,537	—
Eurodollar Futures	97.000	09/16/2024	870	2,175,000	1,111,268	1,111,268	—
Eurodollar Futures	97.000	03/17/2025	1,315	3,287,500	2,331,916	2,331,916	—
Eurodollar Futures	95.000	09/16/2024	275	687,500	1,052,513	1,052,513	—
Eurodollar Futures	94.875	06/17/2024	306	765,000	1,033,460	1,033,460	—
Eurodollar Futures	94.750	12/18/2023	532	1,330,000	1,018,684	1,018,684	—

TOTAL			21,289	$53,222,500	$13,851,227	$39,090,331	$(25,239,104)

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
AGC	— Assured Guaranty Corp.
ETF	— Exchange Traded Fund
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 76.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,376,364,802	3.727%	$1,376,364,802
(Cost $1,376,364,802)

TOTAL INVESTMENTS – 76.4% (Cost $1,376,364,802)		$1,376,364,802

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.6%		425,400,802

NET ASSETS – 100.0%		$1,801,765,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,800,000	USD	1,881,941	12/23/22	$20,582
	CHF	5,610,000	USD	5,868,900	12/23/22	79,489
	EUR	5,420,000	USD	5,580,963	12/23/22	71,009
	GBP	76,150,000	USD	91,131,165	12/23/22	734,188
	JPY	826,870,000	USD	5,836,378	12/23/22	171,366
	NZD	29,790,000	USD	18,572,844	12/23/22	205,634

TOTAL						$1,282,268

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	34,147,336	CAD	46,240,000	12/23/22	$(242,639)
	USD	4,045,642	CHF	3,830,000	12/23/22	(15,380)
	USD	86,381,821	GBP	73,030,000	12/23/22	(1,719,646)
	USD	5,951,274	JPY	826,870,000	12/23/22	(56,470)
	USD	51,632,585	NZD	84,620,000	12/23/22	(1,708,629)

TOTAL						$(3,742,764)

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	8,198	03/22/23	$930,473,000	$1,602,201
S&P 500 E-Mini Index	4,756	12/16/22	970,521,250	50,342,194

Total				$51,944,395

Short position contracts:
20 Year U.S. Treasury Bonds	(188)	03/22/23	(23,876,000)	87,768

TOTAL FUTURES CONTRACTS				$52,032,163

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,800.000	12/01/2022	430	$120,400,000	$1,075	$48,255	$(47,180)
S&P 500 Index	3,620.000	12/01/2022	328	118,736,000	1,640	13,630	(11,990)
S&P 500 Index	3,975.000	12/01/2022	30	11,925,000	2,775	37,441	(34,666)
S&P 500 Index	2,800.000	12/02/2022	439	122,920,000	2,195	49,601	(47,406)
S&P 500 Index	3,930.000	12/02/2022	28	11,004,000	3,990	52,028	(48,038)
S&P 500 Index	3,880.000	12/05/2022	27	10,476,000	3,780	47,999	(44,219)
S&P 500 Index	2,800.000	12/06/2022	435	121,800,000	3,263	36,506	(33,244)
S&P 500 Index	3,875.000	12/06/2022	27	10,462,500	47,594	47,594	—
S&P 500 Index	2,900.000	12/07/2022	427	123,830,000	1,068	60,818	(59,751)
S&P 500 Index	2,700.000	12/09/2022	860	232,200,000	6,450	99,012	(92,562)
S&P 500 Index	3,000.000	12/09/2022	423	126,900,000	4,230	44,235	(40,005)
S&P 500 Index	3,100.000	12/12/2022	411	127,410,000	5,137	45,836	(40,698)
S&P 500 Index	3,100.000	12/13/2022	407	126,170,000	10,175	46,754	(36,578)
S&P 500 Index	3,000.000	12/14/2022	407	122,100,000	8,140	59,416	(51,275)
S&P 500 Index	2,900.000	12/15/2022	406	117,740,000	8,120	38,941	(30,821)
S&P 500 Index	2,925.000	12/16/2022	36	10,530,000	720	3,878	(3,158)
S&P 500 Index	3,100.000	12/21/2022	64	19,840,000	3,520	6,782	(3,262)
S&P 500 Index	3,000.000	12/22/2022	53	15,900,000	2,518	5,500	(2,983)
S&P 500 Index	3,150.000	12/22/2022	80	25,200,000	6,000	9,919	(3,919)
S&P 500 Index	2,850.000	12/23/2022	44	12,540,000	1,430	4,449	(3,019)
S&P 500 Index	3,150.000	12/23/2022	98	30,870,000	8,085	13,018	(4,933)
S&P 500 Index	3,000.000	12/29/2022	148	44,400,000	12,611	12,611	—
S&P 500 Index	2,930.000	12/30/2022	133	38,969,000	9,310	14,902	(5,592)
S&P 500 Index	3,000.000	12/30/2022	116	34,800,000	10,150	15,168	(5,018)

Total purchased option contracts			5,857	$1,737,122,500	$163,976	$814,293	$(650,317)

Written option contracts
Puts
S&P 500 Index	3,725.000	12/02/2022	(1,600)	(596,000,000)	(36,000)	(172,800)	136,800
S&P 500 Index	3,780.000	12/02/2022	(1,603)	(605,934,000)	(52,098)	(205,184)	153,086
S&P 500 Index	3,730.000	12/05/2022	(1,627)	(606,871,000)	(69,148)	(191,987)	122,839
S&P 500 Index	3,680.000	12/07/2022	(1,653)	(608,304,000)	(178,524)	(178,524)	—

Total written option contracts			(6,483)	$(2,417,109,000)	$(335,770)	$(748,495)	$412,725

TOTAL			(626)	$(679,986,500)	$(171,794)	$65,798	$(237,592)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Puts
U.S. Treasury Bonds	$116.000	12/23/2022	(971)	$(971,000)	$(45,516)	$(1,090,521)	$1,045,005
U.S. Treasury Bonds	122.000	12/23/2022	(915)	(915,000)	(285,937)	(498,643)	212,705

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
U.S. Treasury Bonds	$122.000	01/27/2023	(908)	$(908,000)	$(948,828)	$(948,828)	$—

TOTAL			$(2,794)	$(2,794,000)	$(1,280,281)	$(2,537,992)	$1,257,710

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— U.S. Dollar

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 80.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
378,868,956	3.727%	$378,868,956
(Cost $378,868,956)

TOTAL INVESTMENTS – 80.5% (Cost $378,868,956)		$378,868,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 19.5%		91,684,955

NET ASSETS – 100.0%		$470,553,911

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

GOLDMAN SACHS STRATEGIC VOLATILITY PREMIUM FUND

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,503	03/31/23	$308,655,142	$631,169
5 Year U.S. Treasury Notes	1,249	03/31/23	135,604,321	417,404
S&P 500 E-Mini Index	17	12/16/22	3,469,063	186,968

TOTAL FUTURES CONTRACTS				$1,235,541

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$2,800.000	12/01/2022	121	$33,880,000	$302	$13,579	$(13,276)
S&P 500 Index	2,800.000	12/02/2022	123	34,440,000	615	13,897	(13,282)
S&P 500 Index	2,800.000	12/06/2022	122	34,160,000	915	10,238	(9,324)
S&P 500 Index	2,900.000	12/07/2022	121	35,090,000	303	17,234	(16,932)
S&P 500 Index	2,700.000	12/09/2022	240	64,800,000	1,800	27,630	(25,830)
S&P 500 Index	3,000.000	12/09/2022	122	36,600,000	1,220	12,758	(11,538)
S&P 500 Index	3,100.000	12/12/2022	116	35,960,000	1,450	12,937	(11,487)
S&P 500 Index	3,100.000	12/13/2022	114	35,340,000	2,850	13,096	(10,246)
S&P 500 Index	3,000.000	12/14/2022	115	34,500,000	2,300	16,788	(14,488)
S&P 500 Index	2,900.000	12/15/2022	114	33,060,000	2,280	10,934	(8,654)
S&P 500 Index	2,925.000	12/16/2022	118	34,515,000	2,360	12,711	(10,351)
S&P 500 Index	3,100.000	12/21/2022	118	36,580,000	6,490	12,505	(6,015)
S&P 500 Index	3,000.000	12/22/2022	118	35,400,000	5,605	12,245	(6,640)
S&P 500 Index	3,150.000	12/22/2022	117	36,855,000	8,775	14,506	(5,731)
S&P 500 Index	2,850.000	12/23/2022	118	33,630,000	3,835	11,931	(8,096)
S&P 500 Index	3,150.000	12/23/2022	117	36,855,000	9,652	15,542	(5,890)
S&P 500 Index	3,000.000	12/29/2022	118	35,400,000	10,055	10,055	—
S&P 500 Index	2,930.000	12/30/2022	119	34,867,000	8,330	13,334	(5,004)
S&P 500 Index	3,000.000	12/30/2022	117	35,100,000	10,238	15,298	(5,060)

Total purchased option contracts			2,368	$697,032,000	$79,375	$267,218	$(187,844)

Written option contracts
Puts
S&P 500 Index	3,725.000	12/02/2022	(469)	(174,702,500)	(10,552)	(50,652)	40,100
S&P 500 Index	3,780.000	12/02/2022	(470)	(177,660,000)	(15,275)	(60,160)	44,885
S&P 500 Index	3,730.000	12/05/2022	(478)	(178,294,000)	(20,315)	(56,404)	36,089
S&P 500 Index	3,680.000	12/07/2022	(472)	(173,696,000)	(50,976)	(50,976)	—

Total written option contracts			(1,889)	$(704,352,500)	$(97,118)	$(218,192)	$121,074

TOTAL			479	$(7,320,500)	$(17,743)	$49,026	$(66,770)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Agency Debentures – 1.0%
Sovereign – 1.0%
Federal Home Loan Banks
$21,610,000	3.375%		09/01/23	$ 21,371,642
6,020,000	0.000	(a)	11/14/23	6,010,488
2,700,000	0.000	(a)	11/15/23	2,695,923
2,700,000	0.000	(a)	11/17/23	2,695,545
2,000,000	0.000	(a)	11/24/23	1,996,920
2,300,000	0.000	(a)	11/29/23	2,296,251
Federal Home Loan Mortgage Corp.
5,732,000	0.250		09/08/23	5,534,475
Federal National Mortgage Association
3,592,000	2.875		09/12/23	3,538,300

TOTAL AGENCY DEBENTURES (Cost $46,402,448)				$ 46,139,544

U.S. Treasury Obligations – 2.9%
United States Treasury Bill
$20,000,000	0.000	%(a)	01/26/23	$ 19,873,844
United States Treasury Notes
2,730,000	0.375		10/31/23	2,623,146
(3M Treasury money market yield + 0.035%)
66,600,000	4.367	(b)	10/31/23	66,648,701
(3M Treasury money market yield - 0.015%)
41,600,000	4.317	(b)	01/31/24	41,583,492

TOTAL U.S. TREASURY OBLIGATIONS (Cost $130,744,356)				$ 130,729,183

Shares	Description			Value

Exchange Traded Funds – 4.5%
116,749	Alerian MLP ETF(c)			$ 4,675,797
1,037,003	Health Care Select Sector SPDR Fund			144,164,157
14,739	iShares Core S&P 500 ETF			6,032,968
81,512	iShares iBoxx $ Investment
	Grade Corporate Bond ETF			8,783,733
102,166	iShares iBoxx High Yield Corporate Bond ETF(c)			7,729,880
2,901,853	Sprott Physical Uranium Trust*			32,682,655

TOTAL EXCHANGE TRADED FUNDS (Cost $184,795,654)				$ 204,069,190

Shares	Dividend Rate			Value

Investment Companies(d) – 30.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,326,542,173	3.727%			$1,326,542,173
Goldman Sachs High Yield Floating Rate Fund - Class R6
14,881	4.337			129,915

Shares	Dividend Rate			Value

Investment Companies(d) – (continued)
Goldman Sachs MLP & Energy Fund - Class R6
6,630,116	3.574%			$ 76,843,043

TOTAL INVESTMENT COMPANIES (Cost $1,360,881,113)				$1,403,515,131

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT – 38.1% (Cost $1,676,421,123)				$1,738,313,504

Securities Lending Reinvestment Vehicle(d) – 0.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,862,975	3.727%			$ 4,862,975
(Cost $4,862,975)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 57.9%
Certificates of Deposit – 17.1%
Banco Santander SA (SOFR + 0.800%)
$23,400,000	4.575	%(b)	05/02/23	$ 23,416,109
Bank of America N.A.
7,652,000	5.080		03/13/23	7,652,960
Bank of Montreal
4,500,000	5.000		10/06/23	4,480,977
Bank of Nova Scotia(b)
(SOFR + 0.500%)
2,101,000	4.310		03/09/23	2,101,568
(FEDL01 + 0.380%)
7,608,000	4.210		12/20/22	7,608,092
Barclays Bank PLC (SOFR + 0.290%)
2,100,000	4.090	(b)	02/16/23	2,099,406
Bayerische Landesbank
9,897,000	0.900		06/27/23	9,651,860
BNZ International Funding Ltd. (SOFR + 0.350%)
4,216,000	3.874	(b)(e)	01/06/23	4,216,009
Board of Regents of the University of Texas System
25,000,000	4.230		01/23/23	25,005,360
Canadian Imperial Bank of Commerce
5,055,000	5.540		10/20/23	5,054,438
(SOFR + 0.250%)
5,000,000	4.060	(b)	12/23/22	5,000,338
(SOFR + 0.250%)
7,000,000	4.060	(b)	02/13/23	6,998,603
(SOFR + 0.500%)
2,062,000	4.310	(b)	05/05/23	2,062,190
(SOFR + 0.700%)
15,300,000	4.510	(b)	07/12/23	15,314,670
CDP Financial, Inc. (SOFR + 0.800%)
7,466,000	4.600	(b)(e)	11/01/23	7,468,516
Citibank N.A.
2,000,000	3.600		02/13/23	1,995,204
8,100,000	4.060		08/01/23	8,024,056
7,700,000	5.550		08/08/23	7,704,623

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Citigroup Global Markets, Inc. (SOFR + 0.650%)
$3,368,000	4.450	%(b)(e)	09/21/23	$ 3,362,988
Collateralized Commercial Paper FLEX Co. LLC(b)(e)
(SOFR + 0.300%)
12,290,000	4.110		12/01/22	12,290,000
(SOFR + 0.500%)
10,513,000	4.310		12/14/22	10,514,530
Cooperatieve Centrale
8,006,000	5.530		11/17/23	7,994,071
Cooperatieve Rabobank UA(b)
(SOFR + 0.530%)
1,461,000	4.340		02/06/23	1,461,429
(SOFR + 0.630%)
9,284,000	4.440		05/24/23	9,286,746
Credit Agricole
8,768,000	5.530		11/03/23	8,775,432
7,884,000	5.510		11/21/23	7,888,760
Credit Industriel ET Commercial (SOFR + 0.230%)
200,000	1.000	(b)	01/06/23	200,005
DNB Bank ASA(b)(e)
(SOFR + 0.480%)
1,000,000	2.770		06/01/23	999,247
(SOFR + 0.520%)
8,323,000	4.330		02/06/23	8,325,532
(SOFR + 0.580%)
1,100,000	3.570		03/23/23	1,100,655
Fairway Finance Co. LLC(b)(e)
(SOFR + 0.540%)
14,994,000	4.350		01/23/23	14,996,894
(SOFR + 0.580%)
14,409,000	4.390		02/02/23	14,413,906
(SOFR + 0.700%)
5,249,000	4.500		05/08/23	5,250,109
Federation des Caisses Desjardins du Quebec (SOFR + 0.600%)
18,719,000	4.410	(b)(e)	06/23/23	18,715,781
HSBC Bank PLC (SOFR + 0.600%)
4,163,000	1.380	(b)(e)	06/06/23	4,158,738
HSBC Bank USA NA(b)
(SOFR + 0.500%)
5,000,000	4.310		12/21/22	5,000,963
(SOFR + 0.680%)
13,013,000	4.470		06/08/23	13,013,439
ING US Funding LLC(b)(e)
(SOFR + 0.520%)
400,000	3.530		02/24/23	400,111
(SOFR + 0.520%)
30,000,000	4.330		03/02/23	30,020,613
La Fayette Asset Securitization LLC (SOFR + 0.440%)
10,000,000	4.250	(b)(e)	02/02/23	9,999,692
Landesbank Hessen-Thuringen
4,328,000	4.120		01/11/23	4,327,885
Lloyds Bank Corporate Markets PLC(b)
(SOFR + 0.270%)
12,000,000	4.080		01/20/23	11,999,117
(SOFR + 0.500%)
2,748,000	4.300		04/03/23	2,747,202

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Macquarie Bank Ltd.(b)(e)
(SOFR + 0.750%)
$17,000,000	3.770%		04/25/23	$ 17,006,793
(SOFR + 0.750%)
5,200,000	4.560		06/27/23	5,203,920
Matchpoint Finance PLC (SOFR + 0.700%)
7,000,000	4.500	(b)(e)	05/08/23	7,004,263
Mizuho Bank Ltd.(b)
(SOFR + 0.280%)
5,952,000	4.080		02/10/23	5,951,795
(SOFR + 0.730%)
23,250,000	4.550		05/04/23	23,271,447
MUFG Bank Ltd. (SOFR + 0.280%)
2,740,000	4.090	(b)	01/23/23	2,739,626
National Australia Bank Ltd. (SOFR + 0.500%)
3,122,000	4.310	(b)(e)	03/08/23	3,122,591
National Bank Of Kuwait SAKP
9,966,000	4.600		01/17/23	9,966,725
5,000,000	5.030		02/17/23	5,000,905
Natixis SA
8,404,000	4.450		01/31/23	8,406,231
1,218,000	4.290		09/08/23	1,206,544
(SOFR + 0.600%)
100,000	4.410	(b)	03/24/23	100,086
Nordea Bank Abp(b)
(SOFR + 0.530%)
12,000,000	4.340		12/23/22	12,002,747
(SOFR + 0.530%)
5,000,000	4.340		09/11/23	4,997,632
(SOFR + 0.770%)
10,256,000	4.580		10/23/23	10,266,768
Oversea-Chinese Banking Corp. Ltd.(b)
(SOFR + 0.240%)
9,208,000	4.050		01/06/23	9,208,149
(SOFR + 0.500%)
9,411,000	4.310		02/17/23	9,414,400
Ridgefield Funding Co. LLC (SOFR + 0.410%)
20,000,000	4.220	(b)(e)	03/07/23	19,997,655
Royal Bank of Canada
3,510,000	4.290		09/13/23	3,477,828
(SOFR + 0.430%)
2,000,000	4.240	(b)(e)	03/01/23	1,999,898
(SOFR + 0.730%)
10,000,000	3.070	(b)(e)	08/08/23	10,003,107
(FEDL01 + 0.430%)
4,599,000	4.260	(b)(e)	12/23/22	4,599,131
Salisbury Receivables Co. LLC (SOFR + 0.340%)
10,000,000	4.150	(b)(e)	02/01/23	9,998,882
Skandinaviska Enskilda Banken AB
500,000	2.820		12/15/22	499,764
(SOFR + 0.560%)
8,000,000	4.370	(b)	09/13/23	7,991,656
(SOFR + 0.680%)
30,000,000	4.480	(b)(e)	08/18/23	29,993,550
Standard Chartered Bank (SOFR + 0.420%)
486,000	3.440	(b)	07/28/23	485,048
Standard Chartered PLC
1,562,000	4.020		08/11/23	1,545,316

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Starbird Funding Corp.(b)(e)
(SOFR + 0.550%)
$18,930,000	3.600%		04/12/23	$ 18,935,899
(SOFR + 0.700%)
4,000,000	4.510		05/08/23	4,001,564
Sumitomo Mitsui Banking Corp.
12,650,000	5.000		10/06/23	12,593,809
20,910,000	4.730		11/30/23	20,910,000
(SOFR + 0.600%)
6,244,000	4.410	(b)	06/07/23	6,244,858
Sumitomo Mitsui Trust Bank Ltd.
10,154,000	3.200		12/28/22	10,146,978
Svenska Handelsbanken AB
21,647,000	2.795		05/25/23	21,399,549
(SOFR + 0.510%)
5,532,000	4.310	(b)	03/28/23	5,531,942
(SOFR + 0.560%)
7,000,000	4.370	(b)	09/08/23	6,990,460
Swedbank AB(b)
(SOFR + 0.500%)
2,082,000	4.310		12/15/22	2,082,332
(SOFR + 0.610%)
2,684,000	4.410		04/19/23	2,684,952
(SOFR + 0.700%)
21,200,000	4.510		06/05/23	21,209,008
The Norinchukin Bank (SOFR + 0.450%)
24,077,000	4.230	(b)	02/10/23	24,080,847
The Toronto-Dominion Bank
13,500,000	2.690		04/28/23	13,373,392
2,040,000	4.350		09/13/23	2,020,964
(SOFR + 0.730%)
3,000,000	4.530	(b)(e)	08/08/23	3,000,911
Thunder Bay Funding LLC (SOFR + 0.600%)
26,143,000	4.400	(b)(e)	04/25/23	26,146,413

				779,915,159

Commercial Paper(a) – 40.8%
Adventist Health System
7,909,000	0.000		12/15/22	7,896,059
Albion Capital Corp.
8,478,000	0.000		12/20/22	8,459,108
12,714,000	0.000		02/21/23	12,582,356
Alimentation Couchetard, Inc.
14,163,000	0.000		12/12/22	14,142,780
7,450,000	0.000		01/09/23	7,411,839
14,500,000	0.000		01/13/23	14,417,592
6,166,000	0.000		01/17/23	6,127,442
12,214,000	0.000		01/17/23	12,137,622
Amazon.com, Inc.
1,000,000	0.000		03/31/23	984,673
American Electric Power Co., Inc.
12,147,000	0.000		12/08/22	12,135,817
15,000,000	0.000		02/07/23	14,860,879
26,588,000	0.000		02/14/23	26,312,064
Antalis S.A
4,471,000	0.000		01/09/23	4,450,135
1,862,000	0.000		01/18/23	1,851,165
2,942,000	0.000		01/19/23	2,924,483

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Antalis S.A – (continued)
$9,846,000	0.000%	02/02/23	$ 9,768,195
AT&T, Inc.
4,787,000	0.000	12/16/22	4,777,949
8,653,400	0.000	12/28/22	8,623,753
7,402,000	0.000	12/28/22	7,376,640
Atlantic Asset Securitization LLC
5,322,000	0.000	03/02/23	5,258,294
8,303,000	0.000	03/02/23	8,203,611
12,322,000	0.000	05/08/23	12,048,746
7,262,000	0.000	11/02/23	6,897,081
Australia & New Zealand Banking Group Ltd.
832,000	0.000	05/15/23	813,957
AutoZone, Inc.
5,000,000	0.000	12/07/22	4,996,101
Baker Hughes Holdings LLC
24,094,000	0.000	12/08/22	24,072,899
BASF SE
18,000,000	0.000	12/15/22	17,970,398
BNG Bank NV
10,000,000	0.000	12/07/22	9,992,572
Brighthouse Financial Short Term Funding LLC
3,472,000	0.000	12/06/22	3,469,774
Caisse d’Amortissement de la Dette Sociale
23,776,000	0.000	01/05/23	23,677,330
CDP Financial, Inc.
2,580,000	0.000	04/17/23	2,532,449
13,102,000	0.000	06/16/23	12,737,515
9,500,000	0.000	06/27/23	9,219,438
CenterPoint Energy Resources Corp.
5,000,000	0.000	01/05/23	4,977,500
7,000,000	0.000	01/12/23	6,961,790
Charlotte Mecklenb
21,000,000	0.000	12/08/22	20,985,010
Charta LLC
2,000,000	0.000	05/11/23	1,954,154
Ciesco LLC
19,293,000	0.000	02/07/23	19,128,336
Citigroup Global Markets, Inc.
6,024,000	0.000	04/21/23	5,904,528
8,000,000	0.000	06/06/23	7,778,954
Coca Cola Co.
17,600,000	0.000	02/14/23	17,439,228
Collateralized Commercial Paper FLEX Co. LLC
7,637,000	0.000	12/02/22	7,635,377
Columbia Funding Co. LLC
12,500,000	0.000	01/20/23	12,423,819
Comcast Corp.
8,842,000	0.000	01/18/23	8,786,278
Dexia Credit Local SA
10,000,000	0.000	01/05/23	9,958,800
15,000,000	0.000	02/21/23	14,845,620
23,000,000	0.000	05/11/23	22,487,261
DNB Bank ASA
12,343,000	0.000	11/22/23	11,729,034
Dowdupont, Inc.
7,200,000	0.000	12/05/22	7,195,811
Duke Energy Corp.
15,000,000	0.000	12/14/22	14,975,372

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Duke Energy Corp. – (continued)
$20,000,000	0.000%	01/04/23	$ 19,912,694
4,500,000	0.000	01/10/23	4,476,681
DZ Bank AG
23,842,000	0.000	03/23/23	23,492,809
EI du Pont de Nemours & Co.
3,550,000	0.000	12/12/22	3,544,830
Enbridge U.S., Inc
12,500,000	0.000	01/19/23	12,417,483
Enbridge U.S., Inc.
5,500,000	0.000	02/06/23	5,448,617
Entergy Corp.
7,889,000	0.000	12/05/22	7,884,561
5,000,000	0.000	01/05/23	4,977,500
6,514,000	0.000	01/09/23	6,481,141
2,278,000	0.000	02/16/23	2,254,269
EssilorLuxottica SA
15,600,000	0.000	12/08/22	15,586,730
Export Develmt Corp.
9,587,000	0.000	01/06/23	9,546,355
9,277,000	0.000	01/09/23	9,234,192
3,650,000	0.000	04/10/23	3,588,319
FMS Wertmanagement
20,000,000	0.000	12/16/22	19,964,969
Gotham Funding Corp.
16,787,000	0.000	01/17/23	16,691,157
10,857,000	0.000	02/01/23	10,771,805
1,945,000	0.000	02/07/23	1,928,031
5,450,000	0.000	02/08/23	5,401,645
1,945,000	0.000	03/02/23	1,921,126
GTA Funding LLC
4,158,000	0.000	01/12/23	4,137,076
18,308,000	0.000	01/12/23	18,215,871
5,278,000	0.000	01/25/23	5,242,491
Intel Corp.
13,000,000	0.000	04/25/23	12,747,039
15,464,000	0.000	05/01/23	15,148,376
Ionic Capital III Trust
8,000,000	0.000	12/06/22	7,994,884
John Deere Ltd.
15,000,000	0.000	01/17/23	14,916,440
JP Morgan Securities LLC
7,000,000	0.000	02/15/23	6,933,643
Jupiter Securitization Co. LLC
23,545,000	0.000	05/08/23	23,022,864
Kaiser Foundation
23,422,000	0.000	01/03/23	23,330,044
14,730,000	0.000	01/12/23	14,655,805
Kellogg Co.
14,700,000	0.000	01/09/23	14,625,847
Kreditanstalt fuer Wiederaufbau
11,333,000	0.000	01/03/23	11,291,364
La Fayette Asset Securitization LLC
15,000,000	0.000	03/10/23	14,802,500
Liberty Funding LLC
25,000,000	0.000	12/12/22	24,967,533
Lime Funding LLC
40,834,000	0.000	12/02/22	40,825,320
5,292,000	0.000	01/05/23	5,269,985

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
LMA-Americas LLC
$3,783,000	0.000%	12/08/22	$ 3,779,772
14,747,000	0.000	01/12/23	14,672,121
3,084,000	0.000	04/13/23	3,025,869
4,369,000	0.000	04/17/23	4,284,122
9,312,000	0.000	04/17/23	9,131,093
6,858,000	0.000	04/17/23	6,724,767
LVMH Moet Hennessy Louis Vuitton SE
21,415,000	0.000	04/03/23	21,073,183
MetLife Short Term Funding LLC
13,674,000	0.000	05/26/23	13,336,974
13,338,000	0.000	09/01/23	12,799,830
Mitsubishi UFJ Trust & Banking Corp.
2,118,000	0.000	01/06/23	2,109,251
2,118,000	0.000	01/09/23	2,108,460
Mondelez International, Inc.
11,346,000	0.000	12/05/22	11,339,506
7,200,000	0.000	12/09/22	7,192,544
7,000,000	0.000	12/13/22	6,989,469
5,000,000	0.000	12/19/22	4,988,832
National Australia Bank Ltd.
7,000,000	0.000	02/15/23	6,932,296
Natixis SA
13,564,000	0.000	07/25/23	13,101,534
Nederlandse Waterschapsbank NV
15,000,000	0.000	03/02/23	14,829,647
1,000,000	0.000	03/02/23	988,643
29,547,000	0.000	03/15/23	29,161,522
New York Power Authority
4,327,000	0.000	12/19/22	4,317,501
Nieuw Amsterdam Receivables Corp. BV
11,555,000	0.000	01/09/23	11,501,115
4,100,000	0.000	01/17/23	4,076,789
NRW Bank
29,556,000	0.000	03/17/23	29,172,284
Nutrien Ltd.
8,000,000	0.000	12/14/22	7,986,722
4,600,000	0.000	12/23/22	4,587,122
8,000,000	0.000	12/28/22	7,972,342
5,000,000	0.000	12/30/22	4,981,375
2,000,000	0.000	01/13/23	1,988,731
Old Line Funding LLC
21,319,000	0.000	03/15/23	21,020,223
7,233,000	0.000	04/25/23	7,085,040
Oracle Corp.
22,350,000	0.000	03/13/23	22,031,486
Pacific Life Short Term Funding LLC
15,834,000	0.000	05/19/23	15,456,627
3,300,000	0.000	06/20/23	3,204,713
PSP Capital, Inc.
31,486,000	0.000	03/01/23	31,127,290
Pure Grove Funding
20,648,000	0.000	03/14/23	20,363,590
Raytheon Technologies Corp.
5,000,000	0.000	12/01/22	4,999,430
4,000,000	0.000	02/06/23	3,962,766
Salisbury Receivables Co. LLC
10,564,000	0.000	12/14/22	10,547,953

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
Salisbury Receivables Co. LLC – (continued)
$10,700,000	0.000%	12/16/22	$ 10,681,320
Societe Generale
14,028,000	0.000	11/15/23	13,305,168
Spire, Inc.
10,843,000	0.000	12/02/22	10,840,525
5,000,000	0.000	01/05/23	4,977,500
5,000,000	0.000	01/05/23	4,977,500
15,000,000	0.000	01/11/23	14,920,200
3,000,000	0.000	01/11/23	2,984,040
Stanley Black & Decker, Inc.
8,000,000	0.000	12/13/22	7,988,517
21,997,000	0.000	01/17/23	21,869,007
5,000,000	0.000	01/23/23	4,966,460
Starbird Funding Corp.
7,178,000	0.000	01/05/23	7,148,197
Sumitomo Mitsui Banking Corp.
9,034,000	0.000	07/14/23	8,745,442
Suncor Energy, Inc.
10,000,000	0.000	12/01/22	9,998,860
5,000,000	0.000	12/16/22	4,990,551
8,075,000	0.000	12/22/22	8,053,623
250,000	0.000	01/26/23	248,136
5,000,000	0.000	01/27/23	4,961,978
9,700,000	0.000	02/17/23	9,594,655
Svenska Handelsbanken AB
3,400,000	0.000	08/01/23	3,280,192
TELUS Corp.
10,000,000	0.000	02/02/23	9,914,951
5,000,000	0.000	02/06/23	4,954,402
15,000,000	0.000	02/06/23	14,863,207
The Procter & Gamble Co.
17,805,000	0.000	01/20/23	17,699,413
17,600,000	0.000	02/09/23	17,450,534
The Toronto-Dominion Bank
10,000,000	0.000	06/02/23	9,744,700
The Walt Disney Co.
5,986,000	0.000	02/03/23	5,938,391
15,000,000	0.000	02/03/23	14,880,698
Thunder Bay Funding LLC
6,194,000	0.000	04/25/23	6,068,801
27,831,000	0.000	05/17/23	27,176,155
Transcanada Pipelines Ltd.
5,236,000	0.000	12/15/22	5,226,754
3,700,000	0.000	02/02/23	3,668,532
13,818,000	0.000	02/07/23	13,689,842
7,000,000	0.000	02/10/23	6,931,792
Trinity Health Corp.
50,000,000	0.000	12/09/22	49,952,100

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(a) – (continued)
UDR, Inc.
$500,000	0.000%	12/16/22	$ 499,055
Versailles Commercial Paper LLC
15,000,000	0.000	12/05/22	14,991,992
4,100,000	0.000	01/10/23	4,080,360
1,605,000	0.000	02/13/23	1,589,803
22,323,000	0.000	03/08/23	22,035,445
Victory Receivables Corp.
6,340,000	0.000	01/06/23	6,312,665
4,100,000	0.000	01/09/23	4,080,744
8,942,000	0.000	01/18/23	8,889,287
VW Credit, Inc.
19,750,000	0.000	01/06/23	19,658,453
5,000,000	0.000	01/18/23	4,968,490
3,000,000	0.000	01/18/23	2,981,094
7,339,000	0.000	01/18/23	7,292,750
Waste Management, Inc.
25,000,000	0.000	01/17/23	24,846,333
8,728,000	0.000	01/27/23	8,661,769
Westpac Banking Corp.
6,962,000	0.000	04/11/23	6,843,885

			1,863,326,386

TOTAL SHORT-TERM INVESTMENTS (Cost $2,645,222,422)			$2,643,241,545

TOTAL INVESTMENTS – 97.1% (Cost $4,372,908,968)			$4,432,557,568

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.9%			130,398,538

NET ASSETS – 100.0%			$4,562,956,106

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on November 30, 2022.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated fund.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	5,321	03/22/23	$603,933,500	$3,245,991
2 Year U.S. Treasury Notes	5,715	03/31/23	1,173,628,834	3,031,659
5 Year U.S. Treasury Notes	2,648	03/31/23	287,494,189	1,635,312
Natural Gas Index	1,637	03/29/23	85,893,390	(211,763)
Stoxx Europe 600 Index	315	12/16/22	7,221,192	428,963

Total				$8,130,162

Short position contracts:
Natural Gas Index	(1,637)	02/24/23	(101,133,860)	2,639,368

TOTAL FUTURES CONTRACTS				$10,769,530

SWAP CONTRACTS — At November 30, 2022, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Fund(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Application/ (Depreciation)*

EURIBOR	3M EURIBOR–0.670	BofA Securities LLC	04/04/23	EUR	68,508,043	$(30,031)
EURIBOR	3M EURIBOR	BofA Securities LLC	04/04/23	EUR	11,098,886	(199,387)
SX7T Index	3M EURIBOR–0.670	BofA Securities LLC	04/04/23	EUR	207,298,825	15,613,110
SX7T Index	3M EURIBOR	BofA Securities LLC	04/04/23		9,675,426	2,154,399

TOTAL						$17,538,091

*	There is no upfront payment on the bond forward contract, therefore the unrealized gain (loss) of the bond forward contract is equal to its market value.
#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made quarterly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
6M	IRS MS & Co. Int. PLC	2.430%	01/26/2023	84,010,000	$84,010,000	$186,141	$991,318	$(805,177)

Written option contracts
Calls
6M	IRS MS & Co. Int. PLC	1.930	01/26/2023	(84,010,000)	(84,010,000)	(8,468)	—	(8,468)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
6M IRS	MS & Co. Int. PLC	2.830%	01/26/2023	(84,010,000)	$(84,010,000)	$(4,721,648)	$—	$(4,721,648)

Total written option contracts				(168,020,000)	$(168,020,000)	$(4,730,116)	$—	$(4,730,116)

TOTAL				(84,010,000)	$(84,010,000)	$(4,543,975)	$991,318	$(5,535,293)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Excercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
KWEB Index	JPMorgan Securities, Inc.	$39.728	12/30/2022	1,766,189	$7,016,715,659	$303,188	$4,771,359	$(4,468,172)

Written option contracts
Puts
SPX Index	Citibank NA	3,877.570	12/30/2022	(61,820)	(23,971,137,740)	(1,545,748)	(13,311,082)	11,765,334
SPX Index	MS & Co. Int. PLC	3,983.470	12/30/2022	(31,143)	(12,405,720,621)	(1,484,380)	(9,204,242)	7,719,862
SPX Index	MS & Co. Int. PLC	3,645.000	01/20/2023	(35,507)	(12,942,301,500)	(643,586)	(6,071,697)	5,428,111
SPX Index	MS & Co. Int. PLC	3,688.770	12/30/2022	(67,409)	(24,865,629,693)	(516,222)	(5,190,493)	4,674,272
Calls
KWEB Index	JPMorgan Securities, Inc.	44.496	12/30/2022	(1,766,189)	(7,858,834,574)	(130,852)	(2,947,063)	2,816,211

Total written option contracts				(1,962,068)	$(82,043,624,128)	$(4,320,788)	$(36,724,577)	$32,403,790

TOTAL				(195,879)	$(75,026,908,469)	$(4,017,600)	$(31,953,218)	$27,935,618

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
Put EUR/Call CHF	BofA Securities LLC	0.980%	12/21/2022	68,300,000	$68,300,000	$378,535	$1,249,014	$(870,479)
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	36,490,000	36,490,000	5,195,488	1,405,395	3,790,093

Total purchased option contracts				104,790,000	$104,790,000	$5,574,023	$2,654,409	$2,919,614

Written option contracts
Puts
Put EUR/Call CHF	BofA Securities LLC	0.940	12/21/2022	(68,300,000)	(68,300,000)	(12,793)	(507,390)	494,597
Put EUR/Call USD	MS & Co. Int. PLC	1.192	03/07/2023	(36,490,000)	(36,490,000)	(5,195,488)	(1,750,717)	(3,444,771)

Total written option contracts				(104,790,000)	$(104,790,000)	$(5,208,281)	$(2,258,107)	$(2,950,174)

TOTAL				—	$—	$365,742	$396,302	$(30,560)

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
MLP	— Master Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Months Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SX7T Index	— EURO STOXX Banks Net Return Index EUR

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of November 30, 2022:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$1,380,194,482	$—	$—
Common Stock and/or Other Equity Investments(a)
Asia	517,154	10,669,517	—
Australia and Oceania	482,137	3,678,598	—
Europe	13,989,440	37,306,442	—
North America	121,879,307	45,972	—
Securities Lending Reinvestment Vehicle	1,254,600	—	—
Preferred Stocks	—	259,241	—
Investment Company	188,601,086	—	—

Total	$1,706,918,206	$51,959,770	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL MANAGED BETA (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,253,394	$—
Futures Contracts(b)	7,238,404	—	—
Purchased Option Contracts	13,851,227	1,804,612	—

Total	$21,089,631	$4,058,006	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(11,894,630)	$—
Written Option Contracts	(3,799,068)	—	—

Total	$(3,799,068)	$(11,894,630)	$—

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$1,376,364,802	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,282,268	$—
Futures Contracts(a)	52,032,163	—	—
Purchased Option Contracts	163,976	—	—

Total	$52,196,139	$1,282,268	$—

Liabilities
Exchange Traded Options On Futures	$(1,280,281)	$—	$—
Forward Foreign Currency Exchange Contracts(a)	—	(3,742,764)	—
Written Option Contracts	(335,770)	—	—

Total	$(1,616,051)	$(3,742,764)	$—

STRATEGIC VOLATILITY PREMIUM

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$378,868,956	$—	$—

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC VOLATILITY PREMIUM (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Futures Contracts(a)	$1,235,541	$—	$—
Purchased Option Contracts	79,375	—	—

Total	$1,314,916	$—	$—

Liabilities
Written Option Contracts	$(97,118)	$—	$—

TACTICAL TILT OVERLAY

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$204,069,190	$—	$—
Fixed Income
U.S. Treasury Obligations	130,729,183	—	—
Agency Debentures	—	46,139,544	—
Securities Lending Reinvestment Vehicle	4,862,975	—	—
Investment Companies	1,403,515,131	—	—
Short-term Investments	—	2,643,241,545	—

Total	$1,743,176,479	$2,689,381,089	$—

Derivative Type

Assets
Over-The-Counter Options On Equities Contracts	$—	$303,188	$—
Futures Contracts(a)	10,981,293	—	—
Total Return Swap Contracts(a)	—	33,187,357	—
Purchased Option Contracts	—	5,760,164	—

Total	$10,981,293	$39,250,709	$—
Liabilities
Futures Contracts(a)	$(211,763)	$—	$—
Total Return Swap Contracts(a)	—	(15,649,266)	—
Written Option Contracts	—	(14,259,185)	—

Total	$(211,763)	$(29,908,451)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS ALLOCATION FUNDS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund or a bank or other financial institution that has entered into a repurchase agreement with a Fund may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause Funds to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Funds’ investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of the Funds to produce current income.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance,

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Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results.

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November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.

Tax Risk — The Tactical Tilt Overlay Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Tactical Tilt

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November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Overlay Fund has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Tactical Tilt Overlay Fund’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Tactical Tilt Overlay Fund’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Tactical Tilt Overlay Fund has limited its investments in commodity index-linked structured notes. The Tactical Tilt Overlay Fund has obtained an opinion of counsel that the Fund’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Tactical Tilt Overlay Fund’s income from such investments was not “qualifying income,” in which case the Tactical Tilt Overlay Fund would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Tactical Tilt Overlay Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Tactical Tilt Overlay Fund shareholders.